PHOENIX-SENECA GROWTH FUND

                                  a series of
                              Phoenix-Seneca Funds
                             909 Montgomery Street
                        San Francisco, California 94133
                               ----------------

                                                                  March 6, 2000


Dear Shareholder:

     The Phoenix-Seneca Growth Fund, a series of Phoenix-Seneca Funds (the "Trust"), will hold a special meeting of shareholders at 10:00 a.m., local time, on April 28, 2000, at the offices of Phoenix Equity Planning Corporation, 101 Munson Street, Greenfield, Massachusetts. At the meeting, the shareholders of the Phoenix-Seneca Growth Fund will vote on an agreement and plan of reorganization under which the Phoenix-Seneca Growth Fund will be combined with the Phoenix-Seneca Equity Opportunities Fund, a series of the Phoenix Strategic Equity Series Fund. Immediately prior to the closing date, the Phoenix-Seneca Equity Opportunities Fund will effect a reverse stock split to adjust the net asset value per share to match that of the Phoenix-Seneca Growth Fund. The Phoenix-Seneca Equity Opportunities Fund has a substantially identical investment objective to that of the Phoenix-Seneca Growth Fund. If the reorganization agreement is implemented, you will become a shareholder of the Phoenix-Seneca Equity Opportunities Fund and will receive shares of the corresponding class of the Phoenix-Seneca Equity Opportunities Fund with an aggregate value equal to the aggregate value of your investment in the Phoenix-Seneca Growth Fund. No sales charge will be imposed in connection with the reorganization. Phoenix Investment Partners, Ltd. will pay all costs of the reorganization. The reorganization will be conditioned upon receipt of an opinion of counsel indicating that the reorganization will qualify as a tax-free reorganization for federal income tax purposes.


     The Board of Trustees of the Trust believes that the reorganization offers you the opportunity to pursue your goals in a larger fund. The Board of Trustees has carefully considered and has unanimously approved the proposed reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of the Phoenix-Seneca Growth Fund and its shareholders. Therefore, the Board of Trustees recommends that you vote in favor of the reorganization agreement.


     We strongly urge you to review, complete, and return your proxy as soon as possible. Your vote is important no matter how many shares you own. Voting your shares early will help to avoid costly follow-up mail and telephone solicitation. After reviewing the enclosed materials, please exercise your right to vote today by completing, dating and signing each proxy card you receive and mailing the proxy in the self-addressed, postage-paid envelope that we have enclosed for your convenience. It is very important that you vote and that your voting instructions be received no later than April 24, 2000.

     Please note that you may receive more than one proxy package if you hold shares of the Phoenix-Seneca Growth Fund in more than one account. You should return separate proxy cards for each account. If you have any questions, please call 800-243-1574 (Option 0), between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Friday.

                                    Sincerely,

                                    Gail P. Seneca President

                          PHOENIX-SENECA GROWTH FUND
                                  a series of
                              Phoenix-Seneca Funds
                             909 Montgomery Street
                        San Francisco, California 94133

                               ----------------

                   Notice of Special Meeting of Shareholders
                           to be Held April 28, 2000

TO THE SHAREHOLDERS:

     The Phoenix-Seneca Growth Fund, a series of Phoenix-Seneca Funds, a Delaware business trust, will hold a special meeting of shareholders at the offices of Phoenix Equity Planning Corporation, 101 Munson Street, Greenfield, Massachusetts 01301 on April 28, 2000 at 10:00 a.m., local time, for the following purposes:

     1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, dated November 17, 1999, and the transactions it contemplates, including (a) the transfer of all or substantially all of the assets of the Growth Fund to Phoenix-Seneca Equity Opportunities Fund, a series of the Phoenix Strategic Equity Series Fund, in exchange solely for shares of the corresponding class of the Equity Opportunities Fund and the assumption by the Equity Opportunities Fund of all known liabilities of the Growth Fund and
(b) the distribution of the shares of the Equity Opportunities Fund so received to shareholders of the Growth Fund in complete liquidation of the Growth Fund.

     2. To consider and act upon any other business as may properly come before the meeting and any adjournments thereof.


     You are entitled to vote at the meeting and any adjournment(s) if you owned shares of the Growth Fund at the close of business on February 28, 2000. If you attend the meeting, you may vote your shares in person. If you do not expect to attend the meeting, please indicate your voting instructions, date, sign, and return the enclosed proxy card in the enclosed self-addressed, postage-paid return envelope.


     If you sign, date, and return the proxy card but give no voting instructions, your shares will be voted "FOR" the proposal noticed above. In order to avoid the additional expense and delay of further solicitation, we ask your cooperation in mailing in your proxy card promptly. Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, such proxy cards cannot be voted.

                                  By Order of the Board of Trustees of
                                  Phoenix-Seneca Funds,

                                  Thomas N. Steenburg, Secretary

San Francisco, California

March 6, 2000

                   PHOENIX-SENECA EQUITY OPPORTUNITIES FUND
                                  a series of
                      Phoenix Strategic Equity Series Fund
                               101 Munson Street
                        Greenfield, Massachusetts 01301
                               1 (800) 243-1574

                           PHOENIX-SENECA GROWTH FUND
                                  a series of
                              Phoenix-Seneca Funds
                             909 Montgomery Street
                        San Francisco, California 94133
                               1 (800) 243-1574

                           PROSPECTUS/PROXY STATEMENT

                              Dated March 6, 2000


     This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of Phoenix-Seneca Funds, a Delaware business trust (the "Trust"), for use at the special meeting of shareholders of the Phoenix-Seneca Growth Fund to be held at 10:00 a.m., local time, on April 28, 2000 at the offices of Phoenix Equity Planning Corporation, 101 Munson Street, Greenfield, Massachusetts 01301, and at any adjournment(s).

     The purpose of the meeting is to consider an agreement and plan of reorganization that would effect the reorganization of the Growth Fund into the Phoenix-Seneca Equity Opportunities Fund, a series of Phoenix Strategic Equity Series Fund (the "Acquiring Trust"), as described below. Under the reorganization agreement, which has been approved by the Board of Trustees of the Trust, all or substantially all of the assets of the Growth Fund would be transferred to the Equity Opportunities Fund in exchange solely for Class A, Class B, Class C, and Class X shares of beneficial interest in the Equity Opportunities Fund and the assumption by the Equity Opportunities Fund of all known liabilities of the Growth Fund. These shares of the Equity Opportunities Fund would then be distributed pro rata to the shareholders of the corresponding classes of the Growth Fund, and then the Growth Fund would be liquidated. Immediately prior to the closing date, the Equity Opportunities Fund will effect a reverse stock split to adjust the net asset value per share to match that of the Growth Fund. As a result of the proposed transactions, each shareholder of the Growth Fund would receive a number of full and fractional shares of the corresponding class of the Equity Opportunities Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Growth Fund shares on the effective date of the reorganization. After the reorganization agreement is implemented, the Trustees of the Acquiring Trust will change the name of the Equity Opportunities Fund to the "Phoenix-Seneca Growth Fund."

     The Equity Opportunities Fund and the Growth Fund are both portfolio series of open-end management investment companies. The Equity Opportunities Fund has an investment objective of long-term capital growth. The Growth Fund has an investment objective of capital appreciation. Both funds employ Phoenix Investment Counsel, Inc. as their investment adviser. Seneca Capital Management LLC is the subadviser for both funds. As used in this Prospectus/Proxy Statement, the term "adviser" refers to Phoenix Investment Counsel, as the context requires.

     This Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely the information that you should know about the Growth Fund, the Equity Opportunities Fund, and the transactions contemplated by the reorganization agreement, before you vote on the proposed reorganization. As used in this Prospectus/Proxy Statement, the term "funds" refers to the Growth Fund and the Equity Opportunities Fund, collectively, and the term "trusts" refers to the

Trust and the Acquiring Trust, collectively. A copy of the prospectus for the Equity Opportunities Fund, dated August 27, 1999, is included with this Prospectus/Proxy Statement and is incorporated by reference in this Prospectus/Proxy Statement.

     A Prospectus and a Statement of Additional Information for the Growth Fund, each dated January 28, 2000, have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference in this Prospectus/ Proxy Statement. A Statement of Additional Information for the Equity Opportunities Fund, dated August 27, 1999 has also been filed with the SEC and is incorporated by reference in this Prospectus/Proxy Statement. Copies of the above-referenced documents are available upon written or oral request and without charge by contacting Phoenix Equity Planning Corporation at 100 Bright Meadow Boulevard, Post Office Box 2200, Enfield, Connecticut 06083-2200, or by telephoning Phoenix Equity Planning Corporation toll-free at 1-800-243-4361.


     A Statement of Additional Information, dated March 6, 2000 relating to the proposed transactions described in this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference in this Prospectus/Proxy Statement. Copies of this Statement of Additional Information may be obtained without charge by contacting Phoenix Equity Planning Corporation, at 100 Bright Meadow Boulevard, Post Office Box 2200, Enfield, Connecticut 06083-2200, or by telephoning Phoenix Equity Planning Corporation toll free at 1-800-243-4361.

     The Securities and Exchange Commission maintains a web site
(http://www.sec.gov) that contains the Statement of Additional Information dated March 6, 2000 and other material incorporated by reference, together with other information regarding the Equity Opportunities Fund and the Growth Fund.

     This Prospectus/Proxy Statement constitutes the proxy statement of the Growth Fund for the meeting and the prospectus for shares of the Equity Opportunities Fund that have been registered with the SEC and are being issued in connection with the reorganization. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about March 6, 2000.


                               ----------------

THE SECURITIES OF THE EQUITY OPPORTUNITIES FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------


The date of this Prospectus/Proxy Statement is March 6, 2000.

                              TABLE OF CONTENTS


                                                                Page
                                                                ----
SYNOPSIS .....................................................    1
PRINCIPAL RISK FACTORS .......................................    8
THE PROPOSED REORGANIZATION ..................................    9
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES .............   14
COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS .........   25
COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES ..............   26
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS ................   27
FISCAL YEAR ..................................................   29
MANAGEMENT AND OTHER SERVICE PROVIDERS .......................   29
VOTING INFORMATION ...........................................   30
ADDITIONAL INFORMATION ABOUT THE FUNDS .......................   34
MISCELLANEOUS ................................................   34
OTHER BUSINESS ...............................................   39

                     [This page intentionally left blank]

                                   SYNOPSIS

Background

     The proposed reorganization is the outcome of deliberations by the Boards of Trustees of the two trusts. Phoenix Investment Counsel, Inc., the adviser to each of the funds, recommended that the Trustees of each trust consider the benefits that the shareholders would realize if the Growth Fund were to be combined with the Equity Opportunities Fund. In response to this recommendation, the independent trustees of each trust requested that management outline a specific reorganization proposal for their consideration and provide an analysis of the specific benefits that shareholders would realize from the proposal. Independent trustees are trustees who are not "interested persons" of their respective trusts (as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act")). After considering the specific reorganization proposal, the Trustees of the Acquiring Trust and the Trust, including the independent trustees, at meetings held on August 25, 1999 and August 26, 1999, respectively, unanimously approved the reorganization agreement.


Summary of the Proposed Reorganization

     The reorganization will be effected in accordance with the terms of the reorganization agreement, a copy of which is attached to this Prospectus/Proxy Statement as Appendix A. The reorganization agreement provides for:

   o the acquisition of all or substantially all of the assets of the Growth Fund by the Equity Opportunities Fund in exchange solely for Class A, Class B, Class C and Class X shares of the Equity Opportunities Fund;

   o the assumption by the Equity Opportunities Fund of all known liabilities of the Growth Fund;

   o the pro rata distribution of the corresponding class of Equity Opportunities Fund shares to the Growth Fund shareholders; and

   o the liquidation of the Growth Fund and of the outstanding Growth Fund shares.

     The reorganization is anticipated to occur on or about May 12, 2000. If the reorganization agreement is implemented, each Growth Fund shareholder will receive a number of full and fractional shares of the corresponding class of Equity Opportunities Fund shares with an aggregate net asset value equal to the aggregate net asset value of his or her Growth Fund shares, as of the closing date of the reorganization.

     After the reorganization agreement is implemented, the Trustees of the Acquiring Trust will change the name of the Equity Opportunities Fund to the "Phoenix-Seneca Growth Fund."

     The implementation of the reorganization agreement is subject to a number of conditions set forth in the reorganization agreement. See "The Proposed Reorganization." Among the significant conditions (which may not be waived) are:

   o the receipt by each trust of an opinion of counsel as to the federal income tax consequences of the reorganization; and

   o the approval of the reorganization agreement by the shareholders of the Growth Fund.


     The reorganization agreement provides that Phoenix Investment Partners, Ltd. will bear all costs and expenses of the reorganization, including the costs of the meeting, the costs and expenses incurred in the preparation and mailing of the notice, this Prospectus/Proxy Statement and the proxy, and the solicitation of proxies.


Investment Objectives and Policies

     The investment objectives and principal investment strategies of the Growth Fund and the Equity Opportunities Fund are substantially identical:

   o The Growth Fund has an investment objective of capital appreciation. The Equity Opportunities Fund has an investment objective of long-term capital growth.

   o The Growth Fund invests at least 65% of its total assets in common stocks, primarily common stocks of growth companies of any size. The Equity Opportunities Fund also invests at least 65% of its assets in common stocks.

     See "Principal Risk Factors" and "Comparison of Investment Objectives and Policies" below, for further information on the similarities and differences between the investment objectives, policies and risks of the Equity Opportunities Fund and the Growth Fund. You can also find additional information in the Equity Opportunities Fund's Prospectus.

Distribution and Purchase Arrangements

     The Growth Fund currently offers four classes of shares: Class A, Class B, Class C and Class X shares. Shares are offered to the public at a price equal to the net asset value per share plus a sales charge for Class A, Class B and Class C shares which, at the election of the purchaser, may be imposed as follows:

   o  Class A shares--at the time of purchase.

   o  Class B and Class C shares--on a contingent deferred basis.

     Class X shares are offered primarily to certain institutional investors.

     The Equity Opportunities Fund currently offers two classes of shares:
Class A and Class B shares. The Class A and Class B shares of the Equity Opportunities Fund are offered to the public under the same sales charge arrangements as the Class A and Class B shares of the Growth Fund. As a result of the reorganization, expenses incurred by Phoenix Equity Planning Corporation in selling the Class B shares of the Growth Fund that have not been reimbursed by Rule 12b-1 fees or contingent deferred sales charges will become subject to reimbursement by the Equity Opportunities Fund.

     The Equity Opportunities Fund does not currently offer Class C and Class X shares. On the closing date of the reorganization, the Equity Opportunities Fund will issue Class C and Class X shares with the same sales charges and distribution arrangements as the Growth Fund's existing Class C and Class X shares to shareholders of the Growth Fund. Therefore, all shareholders of the Growth Fund will receive the corresponding class of shares of the Equity Opportunities Fund in exchange for their shares in the Growth Fund.

     See "Comparative Information on Distribution Arrangements" below for further information on the distribution arrangements of the Growth Fund and the Equity Opportunities Fund. You can also find additional information on distribution arrangements in the Equity Opportunities Fund's Prospectus.

Dividends and Distributions

     The dividend and distribution policies of the funds are substantially identical.

   o The Growth Fund distributes net investment income annually and distributes net realized capital gains, if any, at least annually.

   o The Equity Opportunities Fund distributes net investment income semi-annually and distributes net realized capital gains, if any, at least annually.

     All dividends and distributions of the Growth Fund and the Equity Opportunities Fund are paid in additional shares of the respective series unless shareholders elect to receive cash. You can also find additional information on dividends and distributions in the Equity Opportunities Fund's Prospectus.

Exchanges

     The Growth Fund and the Equity Opportunities Fund currently offer shareholders identical exchange privileges. Shareholders of the Growth Fund and the Equity Opportunities Fund may exchange their shares for shares of a corresponding class of shares of any other affiliated Phoenix funds, except for the mutual funds of the Phoenix-Zweig Trust and Phoenix-Euclid Funds.

     On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. You can also find additional information on exchanges in the Equity Opportunities Fund's Prospectus.

Redemption Procedures

     Shareholders of both the Growth Fund and the Equity Opportunities Fund may redeem their shares at a redemption price equal to the net asset value of the shares (minus any applicable contingent deferred sales charge) as next determined following the receipt of a redemption order in proper form. Ordinarily payments of redemption proceeds for redeemed Growth Fund and Equity Opportunities Fund shares are made within seven days after receipt of a redemption request in proper form. See "Comparative Information on Shareholder Services" for more information. You can also find additional information on redemption procedures in the Equity Opportunities Fund's Prospectus.

Federal Tax Consequences of Proposed Reorganization

     At the closing of the reorganization, the Trust and the Acquiring Trust will receive an opinion of counsel, subject to customary assumptions and representations, that:

   o shareholders of the Growth Fund will recognize no gain or loss for federal income tax purposes on their receipt of shares of the Equity Opportunities Fund;

   o the aggregate tax basis of the Equity Opportunities Fund shares, including any fractional shares, received by each shareholder of the Growth Fund pursuant to the reorganization will be the same as the aggregate tax basis of the Growth Fund shares held by such shareholder immediately prior to the reorganization; and

   o the holding period of the Equity Opportunities Fund shares, including fractional shares, to be received by each shareholder of the Growth Fund will include the period during which the Growth Fund shares exchanged therefor were held by such shareholder (provided that the Growth Fund shares were held as a capital asset on the date of the reorganization).

     See "The Proposed Reorganization--Federal Income Tax Consequences" for more information.

Risk Factors

     An investment in the Equity Opportunities Fund is subject to specific risks arising from the types of securities in which the Equity Opportunities Fund invests and general risks arising from investing in any mutual fund. Investors can lose money by investing in the Equity Opportunities Fund. There is no assurance that the Equity Opportunities Fund will meet its investment objective. Because the Equity Opportunities Fund's investment objectives and policies are substantially identical to those of the Growth Fund, an investment in the Equity Opportunities Fund is subject to many of the same risks as an investment in the Growth Fund. See "Principal Risk Factors" for the principal risks associated with an investment in the Equity Opportunities Fund.

Management and Other Service Providers

     Investment and trading decisions for each fund are made by a team of managers and analysts. The team leaders for each fund are primarily responsible for the day-to-day decisions related to that fund. The team leader of any one fund may be on another fund team. The team leaders for the Equity Opportunities Fund are Gail P. Seneca, Richard D. Little and Ronald K. Jacks. The team leaders for the Growth Fund are Gail P. Seneca and Richard D. Little.

Comparative Fee Tables

     The tables below are designed to assist an investor in understanding the various direct and indirect costs and expenses associated with an investment in the relevant class of shares of each fund. Each table also includes pro forma information for the combined Equity Opportunities Fund resulting from the reorganization assuming the reorganization took place on October 31, 1999, and after adjusting such information to reflect current fees. The expense information for the Equity Opportunities Fund and the Growth Fund is based upon expenses for the twelve months ended October 31, 1999.

     As indicated in the tables below, immediately upon effectiveness of the reorganization, the "Total Annual Fund Operating Expenses" for the combined Equity Opportunities Fund are expected to be lower than the "Total Annual Fund Operating Expenses" for the Growth Fund.

                                                                        CLASS A SHARES
                                               ----------------------------------------------------------------
                                                Equity Opportunities      Growth         Pro Forma Combined
                                                        Fund               Fund       Equity Opportunities Fund
                                               ----------------------   ----------   --------------------------
Annual Fund Operating Expenses
 (expenses that are deducted from
 fund assets)
 Management Fees                                         0.70%              0.70%                0.70%
 Distribution and Service (12b-1 Fees) (a)               0.25%              0.25%                0.25%
 Other Expenses                                          0.29%              0.49%                0.26%
                                                         ----               ----                 ----
Total Annual Fund Operating Expenses (b)                 1.24%              1.44%                1.21%
                                                         ====               ====                 ====

                                                                        CLASS B SHARES
                                               ----------------------------------------------------------------
                                                Equity Opportunities      Growth         Pro Forma Combined
                                                        Fund               Fund       Equity Opportunities Fund
                                               ----------------------   ----------   --------------------------
Annual Fund Operating Expenses
 (expenses that are deducted from
 fund assets)
 Management Fees                                         0.70%              0.70%                0.70%
 Distribution and Service (12b-1 Fees) (a)               1.00%              1.00%                1.00%
 Other Expenses                                          0.29%              1.76%                0.26%
                                                         ----               ----                 ----
Total Annual Fund Operating Expenses (b)                 1.99%              3.46%                1.96%
                                                         ====               ====                 ====

                                                           CLASS C SHARES
                                               ---------------------------------------
                                                 Growth         Pro Forma Combined
                                                  Fund       Equity Opportunities Fund
                                               ----------   --------------------------
Annual Fund Operating Expenses
 (expenses that are deducted from
 fund assets)
 Management Fees                                   0.70%                0.70%
 Distribution and Service (12b-1 Fees) (a)         1.00%                1.00%
 Other Expenses                                    3.97%                0.26%
                                                   ----                 ----
Total Annual Fund Operating Expenses (b)           5.67%                1.96%
                                                   ====                 ====

                                                              CLASS X SHARES
                                               --------------------------------------------
                                                    Growth           Pro Forma Combined
                                                     Fund         Equity Opportunities Fund
                                               ---------------   --------------------------
Annual Fund Operating Expenses
 (expenses that are deducted from
 fund assets)
 Management Fees                                     0.70%                   0.70%
 Distribution and Service (12b-1 Fees) (a)          None                     None
 Other Expenses                                      0.46%                   0.26%
                                                    -----                   -----
Total Annual Fund Operating Expenses (b)             1.16%                   0.96%
                                                    =====                   =====

     The following tables show shareholder transaction expenses currently applicable to the purchase of Class A and Class B shares of both funds and the Class C and Class X shares of the Growth Fund. These expenses, including the expenses of the Class C and Class X shares of the Growth Fund, will remain in effect as to the combined Equity Opportunities Fund following the reorganization.

                                                                     Class A           Class B
Equity Opportunities Fund                                            Shares            Shares
------------------------------------------------------------   ------------------   ------------
Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                 4.75%              None
 Maximum Deferred Sales Charge (Load) (as a percentage of
  the lesser of the value redeemed or the amount invested)            None                 5%(c)
 Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends                                                None               None
 Redemption Fee                                                       None               None
 Exchange Fee                                                         None               None

                                                                 Class A        Class B        Class C      Class X
Growth Fund                                                       Shares        Shares         Shares        Shares
------------------------------------------------------------   -----------   ------------   ------------   ---------
Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                              4.75%         None           None          None
 Maximum Deferred Sales Charge (Load) (as a percentage of
  the lesser of the value redeemed or the amount invested)        None             5%(c)          1%(d)       None
 Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends                                            None           None           None          None
 Redemption Fee                                                   None           None           None          None
 Exchange Fee                                                     None           None           None          None

----------------
(a) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(b) The Growth Fund's adviser has agreed to reimburse through January 31, 2001, the Growth Fund's operating expenses to the extent that such expenses exceed 1.85% for Class A shares, 2.60% for Class B and Class C shares and 1.25% for Class X shares. Total Annual Fund Operating Expenses for the Growth Fund, after reimbursement, are 1.44% for Class A shares, 2.60% for Class B shares, 2.60% for Class C shares and 1.16% for Class X shares.

(c) The Maximum Deferred Sales charge is imposed on Class B shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(d) The Deferred Sales Charge is imposed on Class C shares redeemed during the first year only.

Example

     These examples illustrate the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. They assume a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. These examples are hypothetical; actual fund expenses and returns vary from year to year, and may be higher or lower than those shown. In the case of Class B shares, it is assumed that your shares are converted to Class A shares after eight years.

     Fees and expenses if you redeemed your shares at the end of each time period:

Class A Shares
--------------
                                                          1 Year     3 Years     5 Years     10 Years
                                                         --------   ---------   ---------   ---------
Equity Opportunities Fund ............................     $595        $850      $1,124      $1,904
Growth Fund ..........................................     $615        $909      $1,225      $2,117
Pro Forma Combined Equity Opportunities Fund .........     $592        $841      $1,108      $1,871

Class B Shares
--------------
                                                          1 Year     3 Years     5 Years     10 Years
                                                         --------   ---------   ---------   ---------
Equity Opportunities Fund ............................     $602      $  824      $1,073      $2,123
Growth Fund ..........................................     $749      $1,262      $1,798      $3,571
Pro Forma Combined Equity Opportunities Fund .........     $599      $  815      $1,057      $2,091

'
Class C Shares
--------------
                                                          1 Year     3 Years     5 Years     10 Years
                                                         --------   ---------   ---------   ---------
Equity Opportunities Fund ............................      N/A         N/A         N/A         N/A
Growth Fund ..........................................     $665      $1,684      $2,788      $5,484
Pro Forma Combined Equity Opportunities Fund .........     $299      $  615      $1,057      $2,285

Class X Shares
--------------
                                                          1 Year     3 Years     5 Years     10 Years
                                                         --------   ---------   ---------   ---------
Equity Opportunities Fund ............................      N/A         N/A        N/A          N/A
Growth Fund ..........................................     $118        $368        $638      $1,409
Pro Forma Combined Equity Opportunities Fund .........     $ 98        $306        $531      $1,178

     Fees and expenses if you did not redeem your shares at the end of each time period:

Class A Shares
--------------
                                                          1 Year     3 Years     5 Years     10 Years
                                                         --------   ---------   ---------   ---------
Equity Opportunities Fund ............................     $595        $850      $1,124      $1,904
Growth Fund ..........................................     $615        $909      $1,225      $2,117
Pro Forma Combined Equity Opportunities Fund .........     $592        $841      $1,108      $1,871

Class B Shares
--------------
                                                          1 Year     3 Years     5 Years     10 Years
                                                         --------   ---------   ---------   ---------
Equity Opportunities Fund ............................     $202      $  624      $1,073      $2,123
Growth Fund ..........................................     $349      $1,062      $1,798      $3,571
Pro Forma Combined Equity Opportunities Fund .........     $199      $  615      $1,057      $2,091

Class C Shares
--------------
                                                          1 Year     3 Years     5 Years     10 Years
                                                         --------   ---------   ---------   ---------
Equity Opportunities Fund ............................      N/A         N/A         N/A         N/A
Growth Fund ..........................................     $565      $1,684      $2,788      $5,484
Pro Forma Combined Equity Opportunities Fund .........     $199      $  615      $1,057      $2,285

Class X Shares
--------------
                                                          1 Year     3 Years     5 Years     10 Years
                                                         --------   ---------   ---------   ---------
Equity Opportunities Fund ............................      N/A         N/A         N/A         N/A
Growth Fund ..........................................     $118        $368        $638      $1,409
Pro Forma Combined Equity Opportunities Fund .........     $ 98        $306        $531      $1,178

     Note: Actual expenses for the Growth Fund may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the Growth Fund's adviser.

     The purpose of the tables above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES. ACTUAL RETURNS OR EXPENSES MAY BE GREATER OR LESS THAN SHOWN.

                            PRINCIPAL RISK FACTORS

     Because the Equity Opportunities Fund's investment objective and policies are substantially identical to those of the Growth Fund, an investment in the Equity Opportunities Fund is subject to many of the same specific risks as an investment in the Growth Fund. The following highlights the principal similarities and differences between the principal risk factors associated with an investment in the Equity Opportunities Fund as contrasted with those associated with the Growth Fund and is qualified in its entirety by the more extensive discussion of risk factors in the Prospectuses and Statements of Additional Information of the Equity Opportunities Fund and the Growth Fund, respectively.

     An investment in the Equity Opportunities Fund is subject to specific risks arising from the types of securities in which the Equity Opportunities Fund invests and general risks arising from investing in any mutual fund. You can lose money by investing in the Equity Opportunities Fund. There is no assurance that the Equity Opportunities Fund will meet its investment objective.

General

     The Equity Opportunities Fund and the Growth Fund both invest in common stocks for capital appreciation. If between the time you purchase shares and the time you sell shares the value of the funds investments decreases, you will lose money. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected. As a result, the value of shares may decrease.

Foreign Investing

     Both the Equity Opportunities Fund and the Growth Fund may invest in foreign countries. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the funds portfolios. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate.


Impact of the Year 2000 Issue on Fund Investments

     The year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is still a possibility that some or all of an entity's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If an entity whose securities are held by the funds does not "fix" its Year 2000 issue it is still possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of companies whose securities are held by the funds.

Small Capitalization Companies

     Both the Equity Opportunities Fund and the Growth Fund may invest in small companies as well as large companies. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Small capitalization companies may be affected to a greater extent to changes in economic conditions and conditions in particular industries. Also, small capitalization companies are subject to varying patterns of trading volume and may at times, be more difficult to sell. Smaller companies may be relatively new and do not have the same operating history and "track record" as larger companies. This could make future performance of smaller companies more difficult to predict.

Growth Stocks

     The Equity Opportunities Fund and the Growth Fund invest in growth stocks. Because growth stocks typically make little or no dividend payments to shareholders, return is based on a stock's capital appreciation and is more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes.

Limited Number of Investments

     Conditions which negatively affect securities in the portfolio will have a greater impact on the Growth Fund as compared to a fund that holds a greater number of security positions. In addition, the Growth Fund may be more sensitive to changes in the market value of a single issuer in its portfolio and therefore the value of the Growth Fund shares may be more volatile.

                          THE PROPOSED REORGANIZATION

Agreement and Plan of Reorganization

     The terms and conditions under which the proposed reorganization may be consummated are set forth in the reorganization agreement. Significant provisions of the reorganization agreement are summarized below. This summary, however, is qualified in its entirety by reference to the reorganization agreement, a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

     The Agreement and Plan of Reorganization contemplates:

   o the acquisition by the Equity Opportunities Fund, on the closing date of the reorganization, of all or substantially all of the assets of the Growth Fund in exchange solely for Class A, Class B, Class C and Class X shares of the Equity Opportunities Fund and the assumption by the Equity Opportunities Fund of all known liabilities of the Growth Fund; and

   o the distribution of shares of the corresponding class of the Equity Opportunities Fund to the shareholders of the Growth Fund in exchange for their respective shares of the Growth Fund.

     The assets of the Growth Fund to be acquired by the Equity Opportunities Fund include all property, including, without limitation, all cash, securities, and dividends or interest receivables which are owned by the Growth Fund and any deferred or prepaid expenses shown as an asset on the books of the Growth Fund on the closing date of the reorganization. The Equity Opportunities Fund will assume all liabilities, accrued expenses, costs, charges, and reserves of the Growth Fund reflected on an unaudited statement of assets and liabilities as of the closing date. The closing of the reorganization will occur on the first Friday following satisfaction (or waiver) of the conditions to closing set forth in the reorganization agreement (currently anticipated to occur on or about May 12, 2000), or such later date as the parties may agree.

     The value of the Growth Fund's assets to be acquired and the Growth Fund's liabilities to be assumed by the Equity Opportunities Fund and the net asset value of each class of shares of the Equity Opportunities Fund will be determined immediately after the close of regular trading on the New York Stock Exchange on the closing date, using the valuation procedures set forth in the Equity Opportunities Fund's then current Prospectus and Statement of Additional Information. The number of Class A, Class B, Class C and Class X shares of the Equity Opportunities Fund to be issued to the Growth Fund will be determined by dividing (a) the value of the aggregate net assets attributable to each class of shares of the Growth Fund by (b) the net asset value per share of the corresponding class of the Equity Opportunities Fund.

     Immediately prior to the closing date, the Equity Opportunities Fund will effect a reverse stock split to adjust the net asset value per share to match that of the Growth Fund. On the closing date, the Growth Fund will liquidate and distribute pro rata to its shareholders of record the Equity Opportunities Fund shares received by the Growth Fund in exchange for their respective shares in the Growth Fund. This liquidation and distribution will be accomplished by opening an account on the books of the Equity Opportunities Fund in the name of each shareholder of record in the Growth Fund and by crediting to each account the shares due pursuant to the reorganization. Every Growth Fund shareholder will own shares of the corresponding class of the Equity Opportunities Fund immediately after the reorganization, the value of which will be equal to the value of the shareholder's Growth Fund shares immediately prior to the reorganization.

     At or prior to the closing date, the Growth Fund will declare a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to the Growth Fund shareholders all of the Growth Fund's investment company taxable income for all taxable years ending at or prior to the closing date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the closing date.

     Subject to certain limitations on liability, the Equity Opportunities Fund has agreed to indemnify and hold harmless the Trustees of the Trust who are not "interested persons" of the adviser or distributor of the Growth Fund (the "Independent Trustees") from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses and liabilities of any sort or kind (collectively "Liability") which may be asserted against them or for which the Independent Trustees may become liable arising out of or attributable to the transactions contemplated by the reorganization agreement, provided that any Independent Trustee seeking the benefit of this indemnification shall not have materially contributed to the creation of such Liability by acting in a manner contrary to his or her fiduciary duties as a trustee under the 1940 Act.


     The consummation of the reorganization is subject to a number of conditions set forth in the reorganization agreement. Certain of these conditions may be waived by the Board of Trustees of either trust, or by an authorized officer of each trust, as appropriate.

     Among the significant conditions which may not be waived are: (a) the receipt by the Trust and the Acquiring Trust of an opinion of counsel as to certain federal income tax aspects of the reorganization and (b) the approval of the reorganization agreement by the shareholders of the Growth Fund. The Plan may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders of the Growth Fund, prior to the closing date, by either party by resolution of its Board of Trustees. In addition, the reorganization agreement may be amended by mutual agreement, except that no amendment may be made to the reorganization agreement subsequent to the meeting that would change the provisions for determining the number of Equity Opportunities Fund shares to be issued to shareholders of the Growth Fund without their further approval.

Reasons for the Reorganization

     The proposed reorganization is the outcome of deliberations by the Boards of Trustees of the trusts. Phoenix Investment Counsel, the adviser to each of the funds, recommended that the Trustees of each trust consider the benefits that shareholders would realize if the Growth Fund were to be combined with the Equity Opportunities Fund. In response to this recommendation, the independent trustees of each trust requested that management outline a specific reorganization proposal for their consideration and provide an analysis of the specific benefits to be realized by shareholders from the proposal.

     In the course of their review, the Trustees of the Trust noted that the reorganization would be a means of combining two series with substantially identical investment objectives and principal investment strategies and would permit the shareholders of the Growth Fund to pursue their investment goals in a larger fund. In reaching this conclusion, the Board considered a number of additional factors, including the following:

   o the total expense ratio of the combined Equity Opportunities Fund following the reorganization is projected to be lower than the current total expense ratio of the Growth Fund;

   o the reorganization provides for continuity of distribution and shareholder servicing arrangements;

   o the reorganization will not result in the recognition of any gain or loss for federal income tax purposes either to the Growth Fund or the Equity Opportunities Fund or to the shareholders of either of the funds; and

   o the reorganization could result in economies of scale through the spreading of fixed costs over a larger asset base. At only $30.7 million in net assets (as of October 31, 1999), the Growth Fund's fixed costs are spread over that relatively small asset base.

     After considering these and other factors, the Board of Trustees of the Trust, including the independent trustees, unanimously concluded at a meeting held on August 26, 1999 that the reorganization would be in the best interests of the Growth Fund and its shareholders and that the interests of existing Growth Fund shareholders will not be diluted as a result of the transactions contemplated by the reorganization. In the course of their review, the Board of Trustees of the Trust noted that Phoenix Investment Counsel has elected to use the historical financial statements and performance record of the Growth Fund. The Board of Trustees of the Trust then unanimously voted to approve the reorganization agreement and authorize the officers of the Trust to submit the reorganization agreement to shareholders for consideration.


     At a meeting held on August 25, 1999, the Board of Trustees of the Acquiring Trust, including the independent trustees, also unanimously concluded that the reorganization would be in the best interests of the Equity Opportunities Fund and the shareholders and that the interests of existing Equity Opportunities Fund shareholders will not be diluted as a result of the reorganization. In the course of their review, the Board of Trustees of the Acquiring Trust noted that Phoenix Investment Counsel has elected to use the historical financial statements and performance record of the Growth Fund. The Board of Trustees of the Acquiring Trust also noted that the expenses incurred by Phoenix Equity Planning Corporation in selling the Class B shares of the Growth Fund that have not been reimbursed by Rule 12b-1 fees or contingent deferred sales charges will become subject to reimbursement by the Equity Opportunities Fund. The Board of Trustees of the Acquiring Trust also unanimously voted to approve the reorganization agreement.

Federal Income Tax Consequences

     Special counsel to the funds, Goodwin, Procter & Hoar LLP, is to opine that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes:

   o the transfer of all or substantially all of the assets of the Growth Fund solely in exchange for Equity Opportunities Fund shares and the assumption by the Equity Opportunities Fund of all known liabilities of the Growth Fund, and the distribution of such shares to the shareholders of the Growth Fund, will constitute a "reorganization" within the meaning of
      Section 368(a) of the Code; the Equity Opportunities Fund and the Growth Fund will each be a "party to a reorganization" within the meaning of
      Section 368(b) of the Code;

   o no gain or loss will be recognized by the Growth Fund on the transfer of the assets of the Growth Fund to the Equity Opportunities Fund in exchange for Equity Opportunities Fund shares and the assumption by the Equity Opportunities Fund of all known liabilities of the Growth Fund or upon the distribution of Equity Opportunities Fund shares to the Growth Fund shareholders in exchange for their shares of the Growth Fund;

   o the tax basis of the Growth Fund's assets acquired by the Equity Opportunities Fund will be the same to the Equity Opportunities Fund as the tax basis of such assets to the Growth Fund immediately prior to the reorganization, and the holding period of the assets of the Growth Fund in the hands of the Equity Opportunities Fund will include the period during which those assets were held by the Growth Fund;

   o no gain or loss will be recognized by the Equity Opportunities Fund upon the receipt of the assets of the Growth Fund solely in exchange for the Equity Opportunities Fund shares and the assumption by the Equity Opportunities Fund of all known liabilities of the Growth Fund;

   o no gain or loss will be recognized by shareholders of the Growth Fund upon the receipt of Equity Opportunities Fund shares by such shareholders, provided such shareholders receive solely Equity Opportunities Fund shares (including fractional shares) in exchange for their Growth Fund shares; and

   o the aggregate tax basis of the Equity Opportunities Fund shares, including any fractional shares, received by each shareholder of the Growth Fund pursuant to the reorganization will be the same as the aggregate tax basis of the Growth Fund shares held by such shareholder immediately prior to the reorganization, and the holding period of the Equity Opportunities Fund shares, including fractional shares, to be received by each shareholder of the Growth Fund will include the period during which the Growth Fund shares exchanged therefor were held by such shareholder (provided that the Growth Fund shares were held as a capital asset on the date of the reorganization).

     The receipt of such an opinion is a condition to the consummation of the reorganization. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the reorganization, and the IRS is not bound by advice of counsel. If the transfer of the assets of the Growth Fund in exchange for Equity Opportunities Fund shares and the assumption by the Equity Opportunities Fund of all known liabilities of the Growth Fund do not constitute a tax-free reorganization, each Growth Fund shareholder generally will recognize gain or loss equal to the difference between the value of Equity Opportunities Fund shares such shareholder acquires and the tax basis of such shareholder's Growth Fund shares.

     Shareholders of the funds should consult their tax advisers regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the reorganization, shareholders of the funds should also consult tax advisers as to state and local tax consequences, if any, of the reorganization.

Capitalization

     The following table sets forth the capitalization of the Equity Opportunities Fund and the Growth Fund, and on a pro forma basis for the combined Equity Opportunities Fund as of October 31, 1999 giving effect to the proposed acquisition of net assets of the Growth Fund at net asset value. Immediately prior to the closing date, the Equity Opportunities Fund will effect a reverse stock split to adjust the net asset value per share to match that of the Growth Fund. The pro forma data reflects the effect of the reverse stock split and an exchange ratio of approximately 1.00 for Class A, Class B, Class C and Class X shares, respectively, of the Equity Opportunities Fund issued for each Class A, Class B, Class C and Class X share, respectively, of the Growth Fund.

                                                                            Pro Forma
                                    Equity               Growth          Combined Equity
                              Opportunities Fund          Fund          Opportunities Fund
                             --------------------   ----------------   -------------------
Net assets
 Class A                        $ 220,832,264         $ 30,709,557        $ 251,541,821
 Class B                            3,082,483            5,121,486            8,203,969
 Class C                                  N/A            2,388,084            2,388,084
 Class X                                  N/A           36,419,128           36,419,128
Net asset value per share
 Class A                        $        9.56         $      21.55        $       21.55
 Class B                                 9.13                21.22                21.22
 Class C                                  N/A                21.18                21.18
 Class X                                  N/A                21.95                21.95
Shares outstanding
 Class A                           23,103,652            1,425,095           11,672,946
 Class B                              337,793              241,370              386,644
 Class C                                  N/A              112,728              112,728
 Class X                                  N/A            1,659,335            1,659,335

     The table set forth above should not be relied on to determine the number of Equity Opportunities Fund shares to be received in the reorganization. The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of the Growth Fund and the Equity Opportunities Fund at the time of the reorganization.

Historical Performance Information

     The following table sets forth the average annual total return of the Class A, Class B, Class C and Class X shares of the Equity Opportunities Fund and the Growth Fund for the periods indicated.

                        Average Annual Total Returns for
                          Periods Ending 10/31/99(a)

                                                                             Since        Inception
           Fund Name                1 Year       5 Years      10 Years     Inception        Date
------------------------------   -----------   -----------   ----------   -----------   ------------
Equity Opportunities Fund
 Class A                             32.64%        18.23%       13.13%        11.39%       8/1/1944
 Class B                             34.29%        18.52%       N/A           17.73%      7/18/1994
Russell 2000 Growth Index(b)         25.79%        26.10%       17.85%        14.07%     12/31/1978
Growth Fund
 Class A                             32.14%           N/A         N/A         29.58%       3/8/1996
 Class B                             33.15%           N/A         N/A         14.72%       7/1/1998
 Class C                             36.98%           N/A         N/A         17.41%       7/1/1998
 Class X                             39.15%           N/A         N/A         32.11%       3/8/1996
S&P 500 Stock Index (c)              29.28%        12.49%       10.79%        25.56%       3/8/1996

     Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

----------------

(a) The Equity Opportunities Fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in Class A shares and a full redemption of Class B shares. The Growth Fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A shares and a full redemption of Class B and Class C shares.

(b) The Russell 2000 Growth Index is a commonly used, unmanaged indicator of stock market total return performance for small-cap companies with above-average growth orientation. The Index does not reflect sales charges.

(c) The S&P 500 Stock Index is an unmanaged but commonly used measure of common stock total return performance. The S&P's performance does not reflect sales charges.

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The following discussion summarizes some of the more significant similarities and differences in the investment objectives, policies and restrictions of the Equity Opportunities Fund and the Growth Fund. The discussion below is qualified in its entirety by the discussion elsewhere in this Prospectus/Proxy Statement, and in each fund's Prospectus and Statement of Additional Information.

Investment Objectives and Policies

     The investment objectives of the Equity Opportunities Fund and the Growth Fund are substantially identical. The Equity Opportunities Fund has an investment objective of long-term capital growth. The Growth Fund has an investment objective of capital appreciation. The investment objectives of the Equity Opportunities Fund and the Growth Fund are "fundamental" policies which may not be changed without the approval of the holders of at least a "majority of the outstanding voting securities" (as that term is defined in the 1940 Act) of the respective fund.

     The principal investment strategies of the Equity Opportunities Fund are substantially identical to the principal investment strategies of the Growth Fund.

     Both the Equity Opportunities Fund and the Growth Fund invest in stocks they believe are:

     o growing at the fastest rates;

     o producing quality, sustainable earnings;

     o well managed; and

     o reasonably valued relative to their growth rate and to the market.

     The Equity Opportunities Fund may invest in both U.S. and foreign (non-U.S.) stocks of any type and from any industry. Under normal circumstances, the Growth Fund invests at least 65% of its total assets in common stocks of companies of any size. The Growth Fund may also invest in securities of foreign issuers.

     The Equity Opportunities Fund and Growth Fund will review stocks for sale if earnings reports disappoint, valuation levels reach the top of their historic levels or earnings momentum peaks.

     The Growth Fund's subadviser seeks growth with controlled risk by investing a portion of its portfolio in companies that have long and proven records of financial success ("earnings sustainers"). Earnings sustainers are generally large, well-known companies that have established histories of profitability and/or dividend payment. The Growth Fund also invests in companies that are growing rapidly and that the subadviser believes have the potential to exceed earnings expectations ("earnings surprisers"). Earnings surprisers are generally small and mid-cap companies. Using statistical modeling and analysis that evaluates a stock's earnings strength, quality and sustainability, as well as the management of the issuer and the stock's valuation, approximately 30 to 50 securities are selected for the fund's portfolio.


     Both the Equity Opportunities Fund and the Growth Fund have the same adviser and subadviser. Phoenix Investment Counsel, Inc. and Seneca Capital Management LLC serve as the investment adviser and subadviser to both funds, respectively. Phoenix is responsible for managing each fund's investment program and the general operations of the funds. Seneca, as subadviser, is responsible for the day-to-day management of each fund's portfolio.


Certain Investment Restrictions

     The Equity Opportunities Fund and the Growth Fund are both subject to certain investment restrictions that restrict the scope of their investments. Fundamental investment restrictions may not be changed without the affirmative vote of the holders of a majority of the outstanding securities (as defined in the 1940 Act) of the fund. However, investment restrictions that are not fundamental may be changed by the Board of Trustees without shareholder approval. The table below compares certain fundamental and non-fundamental investment restrictions of the Equity Opportunities Fund and the Growth Fund. Fundamental restrictions are followed by an (F); non-fundamental restrictions are followed by an (nf).

 Subject Matter of Restriction        Equity Opportunities Fund                       Growth Fund
------------------------------ -------------------------------------- --------------------------------------------
Borrowing                      The Equity Opportunities Fund may       The Growth Fund may not borrow
                               not borrow money. (F)                   money, except that it may borrow
                                                                       from banks or enter into reverse
                                                                       repurchase agreements or dollar rolls
                                                                       up to one-third of the value of its
                                                                       total assets (calculated when the loan
                                                                       is made) to take advantage of invest-
                                                                       ment opportunities and may pledge
                                                                       up to one- third of the value of its
                                                                       total assets to secure such borrowings.
                                                                       The Growth Fund is also authorized
                                                                       to borrow an additional 5% of its
                                                                       total assets without regard to the
                                                                       foregoing limitations for temporary
                                                                       purposes such as the clearance of
                                                                       transactions and share redemptions.
                                                                       For purposes of this investment
                                                                       restriction, short sales, the purchase
                                                                       or sale of securities on a "when-
                                                                       issued," delayed delivery or forward
                                                                       commitment basis, the purchase or
                                                                       sale of options, futures contracts,
                                                                       and options on futures contracts,
                                                                       securities or indices and collateral
                                                                       arrangements with respect thereto
                                                                       shall not constitute borrowing. (F)
------------------------------------------------------------------------------------------------------------------
Pledging                       The Equity Opportunities Fund may       The Growth Fund may not pledge,
                               not pledge, mortgage or hypothecate     mortgage or hypothecate its assets,
                               any securities or other property. (F)   except to secure permitted borrow-
                                                                       ings and then only if such pledging,
                                                                       mortgaging or hypothecating does not
                                                                       exceed one-third of the Growth
                                                                       Fund's total assets taken at market
                                                                       value. Collateral arrangements with
                                                                       respect to margin, option and other
                                                                       risk management and when-issued
                                                                       and forward commitment transactions
                                                                       are not deemed to be pledges or
                                                                       other encumbrances for purposes of
                                                                       this restriction. (nf)
------------------------------------------------------------------------------------------------------------------

Subject Matter of Restriction             Equity Opportunities Fund                            Growth Fund
---------------------------------- ------------------------------------------ ---------------------------------------------
Lending                             The Equity Opportunities Fund may          The Growth Fund may not make
                                    not make loans to other persons            loans, except that the Growth Fund
                                    except that it6 may lend portfolio         may (a) lend portfolio securities in
                                    securities (up to 33% of net assets        accordance with the Growth Fund's
                                    at the time the loan is made) to           investment policies up to one-third of
                                    brokers dealers or other financial         the Growth Fund's total assets taken
                                    institutions not affiliated with the       at market value, (b) enter into repur-
                                    Acquiring Trust or the adviser,            chase agreements, and (c) purchase
                                    subject to conditions established by       all or a portion of an issue of debt
                                    the adviser and enter into repurchase      securities, bank loan participation
                                    transactions (in accordance with the       interests, bank certificates of deposit,
                                    trust's current prospectus). (F)           bankers' acceptances, debentures or
                                                                               other securities, whether or not the
                                                                               purchase is made upon the original
                                                                               issuance of the securities. (F)
--------------------------------------------------------------------------------------------------------------------------
Illiquid Securities/Restricted      The Equity Opportunities Fund may          The Growth Fund may not invest in
                                    not invest more than 15% of its net        securities that are illiquid if, as a result,
                                    assets in illiquid securities. Including   more than 15% of its net assets would
                                    (a) securities with legal or contractual   consist of such securities, including
                                    restrictions on resale (except in the      repurchase agreements maturing in
                                    case of securities issued pursuant to      more than seven days, securities that
                                    Rule 144A sold to qualifying               are not readily marketable, and
                                    institutional investors under special      restricted securities not eligible for
                                    rules adopted by the Securities and        resale pursuant to Rule 144A under
                                    Exchange Commission for which              the 1933 Act; provided, however, that
                                    the trustees of the Acquiring Trust        the fund may invest all or part of its
                                    determine the secondary market is          investable assets in an open-end
                                    liquid). (b) repurchase agreements         investment company with substan-
                                    maturing in more than seven days,          tially the same investment objectives,
                                    and (c) securities that are not            policies and restrictions as the fund.
                                    readily marketable. (nf)                   (nf)
--------------------------------------------------------------------------------------------------------------------------
Purchases of Securities on Margin   The Equity Opportunities Fund may          The Growth Fund may not purchase
 and Short Sales                    not purchase on margin. (F)                securities on margin (but the Growth
                                                                               Fund may obtain such short-term
                                    The Equity Opportunities Fund may          credits as may be necessary for the
                                    not engage in short sales. (F)             clearance of transactions); provided
                                                                               that the deposit or payment of initial
                                                                               or variation margin in connection
                                                                               with options or future contracts is not
                                                                               considered the purchase of securities
                                                                               on margin. (F)

 Subject Matter of Restriction           Equity Opportunities Fund                       Growth Fund
------------------------------- ----------------------------------------- ------------------------------------------------
                                                                           The Growth Fund may not make
                                                                           short sales of securities or maintain
                                                                           a short position, unless at all times
                                                                           when a short position is open, the
                                                                           Growth Fund owns an equal amount
                                                                           of the securities or securities con-
                                                                           vertible into or exchangeable for,
                                                                           without payment of any further
                                                                           consideration, securities of the same
                                                                           issue as, and equal in amount to, the
                                                                           securities sold short. (nf)
-------------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers              The Equity Opportunities Fund may          No fundamental or non-fundamental
                                not purchase any security unless (a)       restriction.
                                the issuer or its predecessor has had
                                a three-year record of continuous
                                operation during which it published
                                balance sheets and income state-
                                ments, (b) at the end of its last
                                fiscal year, the issuer or its pred-
                                ecessor reported gross receipts of
                                $1,000,000 and (c) the issuer or its
                                predecessor had an operating profit
                                for at least one fiscal year of the five
                                years immediately preceding. (F)
------------------------------------------------------------------------------------------------------------------------
Other Investment Companies      The Equity Opportunities Fund may          The Growth Fund may not purchase
                                not purchase any security of an            a security of other investment
                                investment trust except for purchases      companies, except when the purchase
                                in the open market where no com-           is part of a plan of merger, consol-
                                mission or profit to or a sponsor or       idation, reorganization acquisition or
                                dealer results from such purchases,        except where such purchase would
                                other than a customary broker's            not result in (a) more than 10% of
                                commission. (F)                            the Growth Fund's assets being
                                                                           invested in securities of other
                                                                           investment companies, (b) more than
                                                                           3% of the total outstanding voting
                                                                           securities of any one such investment
                                                                           company being held by the Growth
                                                                           Fund or (c) more than 5% of the
                                                                           Growth Fund's assets being invested
                                                                           in any one such investment company;

 Subject Matter of Restriction         Equity Opportunities Fund                     Growth Fund
------------------------------- -------------------------------------- -----------------------------------------------
                                                                       provided, however, that the fund may
                                                                       invest all of its investable assets in
                                                                       an open-end investment company
                                                                       with substantially the same invest-
                                                                       ment objectives, policies and
                                                                       restrictions as the fund. (nf)
----------------------------------------------------------------------------------------------------------------------
Diversification                 The Equity Opportunities Fund may      The Growth Fund may not, as to
                                not purchase any securities (other     75% of its total assets, purchase
                                than U.S. Government obligations)      securities of an issuer (other than
                                if, as a result, more than 5% of       the U.S. Government, its agencies,
                                the value of the total assets of the   instrumentalities or authorities or
                                Equity Opportunities Fund would be     repurchase agreements collateralized
                                invested in securities of a single     by U.S. Government securities and
                                issuer. (F)                            other investment companies), if:

                                The Equity Opportunities Fund may      (a) such purchase would cause
                                not purchase any security if, as a         more than 5% of the Growth
                                result, more than 10% of any class         Fund's total assets taken at
                                of securities or more than 10% of          market value to be invested
                                the outstanding voting securities of       in the securities of such
                                any issuer would be held. (F)              securities of any issuer would
                                                                           be issuer; or

                                                                       (b) such purchase would at the
                                                                           time result in more than 10%
                                                                           of the outstanding voting
                                                                           securities of such issuer being
                                                                           held by the Growth Fund;
                                                                           provided, however, that the
                                                                           Growth Fund may, subject to
                                                                           restrictions imposed by the
                                                                           1940 Act and applicable state
                                                                           laws, invest all or part of its
                                                                           investable assets in an open-end
                                                                           investment company with
                                                                           substantially the same invest-
                                                                           ment objectives, policies and
                                                                           restrictions as the Growth
                                                                           Fund. (F)
------------------------------------------------------------------------------------------------------------------

 Subject Matter of Restriction          Equity Opportunities Fund                       Growth Fund
------------------------------- --------------------------------------- ------------------------------------------------
Industry Concentration          The Equity Opportunities Fund may        The Growth Fund may not purchase
                                not invests more than 25% of its         the securities of issuers conducting
                                total assets in any one industry or      their principal activity in a single
                                group of industries. (F)                 industry if, immediately after such
                                                                         purchase, the value of its investments
                                                                         in such industry would exceed 25%
                                                                         of its total assets taken at market
                                                                         value at the time of such investment
                                                                         (except investments in obligations of
                                                                         the U.S. Government or any of its
                                                                         agencies, ties); provided, however,
                                                                         that the fund may invest all or part
                                                                         of its investable assets in an open-
                                                                         end investment company with
                                                                         substantially the same investment
                                                                         objectives, policies and restrictions
                                                                         as the fund. (F)
----------------------------------------------------------------------------------------------------------------------
Oil & Gas and Commodity         The Equity Opportunities Fund may        The Growth Fund may not purchase
 Contracts                      not invest in interests in oil, gas or   interests in oil, gas, or other mineral
                                other mineral exploration develop-       exploration programs or mineral
                                ment programs or leases. (nf)            leases; however, this policy will not
                                                                         prohibit the acquisition of securities
                                The Equity Opportunities Fund            of companies engaged in the produc-
                                may not deal in commodities or           tion or transmission of oil, gas or
                                commodities contracts. (F)               other minerals. (nf)

                                                                         The Growth Fund may not invest in
                                                                         commodities, except that the fund
                                                                         may purchase and sell options on
                                                                         securities, securities indices and
                                                                         currency, futures contracts on
                                                                         securities, securities indices and
                                                                         currency and options on such futures,
                                                                         forward foreign currency exchange
                                                                         contracts (including, foreign currency
                                                                         warrants, principal exchange rated
                                                                         linked securities, and performance
                                                                         indexed paper), forward commit-
                                                                         ments, securities index put or call
                                                                         warrants and repurchase agreements
                                                                         entered into in accordance with the
                                                                         Growth Fund's investment policies,

 Subject Matter of Restriction       Equity Opportunities Fund                     Growth Fund
------------------------------- ----------------------------------- -----------------------------------------------
                                                                    subject to restrictions as may be set
                                                                    forth elsewhere in the prospectus
                                                                    or the statement of additional
                                                                    information. (F)
-------------------------------------------------------------------------------------------------------------------
Senior Securities               The Equity Opportunities Fund may   The Growth Fund may not issue
                                not issue senior securities. (F)    senior securities, except as permitted
                                                                    above. For purposes of this restriction,
                                                                    the issuance of shares of beneficial
                                                                    interest in multiple classes or series,
                                                                    the purchase or sale of options, futures
                                                                    contracts, forward commitments and
                                                                    reverse repurchase agreements entered
                                                                    into in accordance with the fund's
                                                                    investment policies or within the
                                                                    meaning of the borrowing restriction
                                                                    described above, are not deemed to be
                                                                    senior securities. (F)
------------------------------------------------------------------------------------------------------------------
Futures and Options             No fundamental or non-fundamental   The Growth Fund may not buy and
                                restriction.                        sell puts and calls on securities, stock
                                                                    index futures or options on stock
                                                                    index futures or financial futures or
                                                                    options on financial futures if (a) the
                                                                    aggregate premiums paid on all such
                                                                    options which are held at any time
                                                                    exceed 20% of the Growth Fund's
                                                                    aggregate net assets and (b) the
                                                                    aggregate margin deposits required
                                                                    on all such futures or options thereon
                                                                    held at any time exceed 5% of the
                                                                    Growth Fund's total assets. (nf)
                                                                    The Growth Fund may not write
                                                                    (sell) options that are not "covered"
                                                                    as described in its statement of
                                                                    additional information or write puts
                                                                    on securities if the aggregate value of
                                                                    the obligations underlying the puts
                                                                    exceeds 50% of the Growth Fund's
                                                                    net assets. (nf)
----------------------------------------------------------------------------------------------------------------

  Subject Matter of Restriction          Equity Opportunities Fund                       Growth Fund
--------------------------------- -------------------------------------- -------------------------------------------
                                                                          The Growth Fund may not purchase
                                                                          puts, calls, straddles, spreads, or any
                                                                          combination thereof if by reason
                                                                          thereof, the value of its aggregate
                                                                          investment in such classes of
                                                                          securities (other than protective puts)
                                                                          will exceed 5% of its net assets. (nf)
--------------------------------------------------------------------------------------------------------------------
Securities held by Trustees and   The Equity Opportunities Fund may       The Growth Fund may not purchase
 Officers                         not purchase or retain any security     or retain securities of an issuer if one
                                  of an issuer if the trust officers,     or more of the trustees or officers of
                                  trustees or adviser, who individually   the trust or principals or officers of
                                  own beneficially more than 1/2 of       the investment adviser, any subad-
                                  1% of such issuer, together own         viser or any investment management
                                  more than 5% of such issuer's           subsidiary of the investment adviser
                                  securities. (nf)                        individually owns beneficially more
                                                                          than 0.5% and together own benefi-
                                                                          cially more than 5% of the securities
                                                                          of such issuer. (nf)
-------------------------------------------------------------------------------------------------------------------
Real Estate                       The Equity Opportunities Fund may       The Growth Fund may not purchase
                                  not deal in real estate (including      or sell deal in real estate (including
                                  real estate limited partnership)        real estate real estate except that the
                                  except that it may purchase             Growth Fund may (a) acquire or lease
                                  marketable securities of companies      office space for its own use, (b) invest
                                  that deal in real estate or interests   in securities of issuers that invest
                                  therein including real estate           in real estate or interests therein, (c)
                                  investment trusts. (F)                  invest in securities that are secured
                                                                          by real estate or interests therein, (d)
                                                                          purchase and sell mortgage-related
                                                                          securities and (e) hold and sell real
                                                                          estate acquired by the Growth Fund
                                                                          as result of the ownership of
                                                                          securities. (F)
-------------------------------------------------------------------------------------------------------------------
Underwriting                      The Equity Opportunities Fund may       The Growth Fund may not act as an
                                  not underwrite the securities of        underwriter with respect to the sec-
                                  others. (F)                             urities of other issuers, except to the
                                                                          extent that in connection with the
                                                                          disposition of portfolio securities, the
                                                                          Growth Fund may be deemed to be
                                                                          an underwriter for purposes of the

 Subject Matter of Restriction         Equity Opportunities Fund                      Growth Fund
------------------------------- -------------------------------------- ----------------------------------------
                                                                       1933 Act; provided, however, that the
                                                                       fund may invest all or part of its
                                                                       investable assets in an open-end
                                                                       investment company with substan-
                                                                       tially the same investment objectives,
                                                                       policies and restrictions as the
                                                                       Growth Fund. (F)

Control                         The Equity Opportunities Fund may      The Growth Fund may not invest for
                                not make an investment for the         the purpose of exercising control over
                                purpose of exercising control or       or management of any company;
                                management. (F)                        provided that the Growth Fund may
                                                                       do so where it is deemed advisable to
                                                                       protect or enhance the value of an
                                                                       existing investment; and provided
                                                                       further, that the Growth Fund may
                                                                       invest all or part of its investable
                                                                       assets in an open-end investment
                                                                       company with substantially the same
                                                                       investment objectives, policies and
                                                                       restrictions as the Growth Fund. (nf)
--------------------------------------------------------------------------------------------------------------
Warrants                        The Equity Opportunities Fund may      The Growth Fund may not purchase
                                not invest more than 5% of its net     warrants of any issuer, if, as a result
                                assets in warrants and stock rights,   of such purchase, more than 2% of
                                valued at the lower of cost or         the value of the Growth Fund's total
                                market, or more than 2% of its net     assets would be invested in warrants
                                assets in warrants and stock rights    that are not listed on the NYSE or
                                that are not listed on the New York    American Stock Exchange or more
                                Stock Exchange or American Stock       than 5% of the total assets of the
                                Exchange. (nf)                         Growth Fund, valued at the lower
                                                                       of cost or current market value,
                                                                       would be invested in warrants
                                                                       generally, whether or not so listed.
                                                                       Warrants acquired by the Growth
                                                                       Fund in units with or attached to debt
                                                                       securities shall be deemed to be
                                                                       without value. (nf)
-------------------------------------------------------------------------------------------------------------
Joint Account                   The Equity Opportunities Fund may      The Growth Fund may not participate
                                not participate in any joint trading   on a joint or joint-and-several basis
                                accounts. (F)                          in any securities trading account. The
                                                                       "bunching" of orders for the sale or

 Subject Matter of Restriction   Equity Opportunities Fund                 Growth Fund
------------------------------- --------------------------- -----------------------------------------
                                                            purchase of marketable portfolio
                                                            securities with other accounts under the
                                                            management of the investment adviser
                                                            or any subadviser to save commissions
                                                            or to average prices among them is not
                                                            deemed to result in a joint securities
                                                            trading account. (nf)
-----------------------------------------------------------------------------------------------------

             COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

Multiple Class Structure

     The Growth Fund currently offers four classes of shares: Class A, Class B, Class C and Class X shares. The Equity Opportunities Fund currently offers two classes of shares: Class A and Class B shares. The Class A and Class B shares of the Equity Opportunities Fund are offered to the public under the same sales charge arrangements as the Class A and Class B shares of the Growth Fund. The Equity Opportunities Fund does not currently offer Class C and Class X shares, but will issue such classes to the Class C and Class X shareholders of the Growth Fund, respectively, on the closing date of the reorganization.

     In the proposed reorganization, you will receive the corresponding class of shares of the Equity Opportunities Fund in exchange for your shares in the Growth Fund. The reorganization will be effected at net asset value. No sales charge will be imposed on your shares. For purposes of calculating the contingent deferred sales charge that you may pay when you dispose of any acquired Class B and Class C shares of the Equity Opportunities Fund, the length of time you hold shares in the Equity Opportunities Fund will be added to the length of time you hold shares in the Growth Fund. If you acquire Class B and Class C shares as a result of the reorganization, you will continue to be subject to a contingent deferred sales charge upon subsequent redemption to the same extent as if you had continued to hold your shares of the Growth Fund.

     The shares of the various classes are offered under the following arrangements:

     Class A Shares (currently offered by both funds)

   o Are offered to the public at net asset value plus a maximum sales charge of 4.75% of the offering price (4.99% of the amount invested). The sales charge may be reduced or waived under certain conditions.

   o  Are not subject to any charges when redeemed.

   o Have lower distribution and service fees (0.25%) and therefore pay higher dividends than Class B and Class C shares.

     Class B Shares (currently offered by both funds)

   o Are offered to the public at the next determined net asset value after receipt of the order with no sales charge at the time of purchase.


   o Are subject to a sales charge of up to 5.00% of the shares' value if they are redeemed within the first five years of purchase.


   o  Will automatically convert to Class A shares eight years after purchase.

   o Have higher distribution and service fees (1.00%) and pay lower dividends than Class A shares.

     Class C Shares (currently offered by the Growth Fund only)

   o Are offered to the public at the next determined net asset value after receipt of the order with no sales charge at the time of purchase.

   o Are subject to a sales charge of 1.00% if they are redeemed within the first year after they are purchased.


   o Have the same distribution and service fees (1.00%) as Class B shares and therefor pay comparable dividends.


   o  Class C shares do not convert to any other class of shares of the fund.

   Class X Shares (currently offered by the Growth Fund only)


   o Are offered primarily to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations.


   o  Are not subject to sales charges at any time.

   o  There are no distribution fees applicable to Class X Shares.

Distribution Plans

     Phoenix Equity Planning Corporation serves as the distributor of shares for both the Equity Opportunities Fund and the Growth Fund. The Acquiring Trust has adopted separate amended and restated distribution plans under Rule 12b-1 of the 1940 Act for each class of shares relating to the sale and promotion of Equity Opportunities Fund shares and the furnishing of shareholder services (the "Acquiring Trust Class A Plan," the "Acquiring Trust Class B Plan" and the "Acquiring Trust Class C Plan" and collectively, the "Acquiring Trust Plans").

     Under the Acquiring Trust Class B Plan and the Acquiring Trust Class C Plan, Phoenix Equity Planning Corporation is reimbursed monthly for actual expenses of Phoenix Equity Planning Corporation up to 0.75% of the average daily value of the net assets of Class B and Class C shares. In addition, Phoenix Equity Planning Corporation is paid 0.25% annually of the average daily net assets of each class of shares for providing services to the shareholders, including assistance in connection with inquiries related to shareholder accounts. Phoenix Equity Planning Corporation's distribution expenses from selling and servicing Class B shares may be more than the payments received from contingent deferred sales charges collected on redeemed shares and from the Acquiring Trust under the Acquiring Trust Class B Plan. Those expenses may be carried over and paid in future years. At September 30, 1999, Phoenix Equity Planning Corporation had incurred unreimbursed expenses under the Acquiring Trust Class B Plan of $553,186 with respect to the Equity Opportunities Fund.

     The Trust has also adopted distribution plans pursuant to Rule 12b-1 on behalf of the Class B and Class C shares of the Growth Fund, (the "Trust Class B Plan" and "Trust Class C Plan," and collectively, the "Trust Plans"). Under the Trust Class B Plan and the Trust Class C Plan, the Growth Fund reimburses Phoenix Equity Planning Corporation monthly for actual expenses of Phoenix Equity Planning Corporation up to 0.75% of the average daily net assets of the Growth Fund's Class B and Class C shares. In addition, the Growth Fund pays Phoenix Equity Planning Corporation 0.25% annually of the average daily net assets of the Class A, Class B and Class C shares as compensation for providing services to the shareholders, including assistance in connection with inquires related to shareholder accounts. Phoenix Equity Planning Corporation's distribution expenses from selling and servicing Class B shares may be more than the payments received from contingent deferred sales charges collected on redeemed shares and from the Trust under the Trust Class B Plan. Those expenses may be carried over and paid in future years. At September 30, 1999, Phoenix Equity Planning Corporation had incurred unreimbursed expenses under the Trust Class B Plan of $151,199 with respect to the Growth Fund. As a result of the Reorganization, the unreimbursed expenses incurred by Phoenix Equity Planning Corporation in selling Class B shares of the Growth Fund will be subject to reimbursement under the Acquiring Trust Class B Plan.

                COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES

     Both the Equity Opportunities Fund and the Growth Fund offer the same shareholder services, including a Systematic Withdrawal Program, telephone exchanges, telephone redemptions and access to the Investo-Matic Program, an automatic investment program.

     The Equity Opportunities Fund distributes net investment income semi-annually, and distributes net realized capital gains, if any, at least annually. The Growth Fund distributes net investment income annually, and distributes net realized capital gains, if any, at least annually. All dividends and distributions with respect to the shares of the Equity Opportunities Fund and the Growth Fund are paid in additional shares of the respective fund unless shareholders elect to receive cash. The number of shares received in connection with any reinvestment of dividends will be based upon the net asset value per share of the applicable class of shares of the Equity Opportunities Fund and the Growth Fund in effect on the record date.

     The Equity Opportunities Fund and the Growth Fund currently offer shareholders identical exchange privileges. Shareholders of the Equity Opportunities Fund and the Growth Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Phoenix funds, except for the mutual funds of the Phoenix-Zweig Trust and Phoenix-Euclid Funds.

     Shares of the Equity Opportunities Fund and the Growth Fund may be redeemed at a redemption price equal to the net asset value of the shares as next determined following the receipt of a redemption order and any other required documentation in proper form. In the case of Class B shares redemptions for the Equity Opportunities Fund or Class B and Class C shares redemptions for the Growth Fund, investors will be subject to the applicable determined deferred sales charges, if any, for such shares. Payment of redemption proceeds for redeemed Equity Opportunities Fund and Growth Fund shares are made within seven days after receipt of a redemption request in proper form and documentation.

     Because both the Equity Opportunities Fund and the Growth Fund offer the same shareholder services, after the closing the same services will continue to be available to the shareholders of the Growth Fund but in their capacity as shareholders of the Equity Opportunities Fund.

                 COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     The following is a summary of certain provisions of the Declarations of Trust of the Equity Opportunities Fund and the Growth Fund.

Form of Organization

     The Equity Opportunities Fund is a series of the Phoenix Strategic Equity Series Fund, an unincorporated voluntary association organized under the laws of the Commonwealth of Massachusetts as a business trust, pursuant to a Declaration of Trust dated June 25, 1986, as amended. The operations of the Equity Opportunities Fund are governed by its Declaration of Trust and by Massachusetts law. The Growth Fund is a series of the Phoenix-Seneca Funds, an unincorporated voluntary association organized under the laws of the State of Delaware as a business trust, pursuant to an Agreement and Declaration of Trust dated December 1, 1995, as amended. The operations of the Growth Fund are governed by its Agreement and Declaration of Trust and by Delaware law. Both the Phoenix Strategic Equity Series Fund and the Phoenix-Seneca Funds are registered with the SEC as open-end management investment companies and are subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder.


Shares

     Each Declaration of Trust authorizes the Trustees to create an unlimited number of series in each trust. Within each series, the Trustees may create an unlimited number of classes, each with an unlimited number of full and fractional shares. The Phoenix Strategic Equity Series Fund currently has three series outstanding: the Phoenix-Engemann Small Cap Fund, the Phoenix-Seneca Equity Opportunities Fund and the Phoenix-Seneca Strategic Theme Fund. The Phoenix-Seneca Funds trust currently has four series outstanding: the Phoenix-Seneca Bond Fund, the Phoenix-Seneca Growth Fund, the

Phoenix-Seneca Mid-Cap "EDGE" Fund, and the Phoenix-Seneca Real Estate Securities Fund. In addition to the currently existing series, each trust may organize other series in the future.

     The Equity Opportunities Fund currently offers Class A and Class B shares. The Growth Fund offers Class A, Class B, Class C and Class X shares. When issued, the shares are fully paid and non-assessable, have no preference, preemptive or similar rights unless designated by the Trustees, and are freely transferable. The assets and proceeds received by each trust from the issue or sale of shares of a series or class are allocated to that series and class and constitute the rights of that series or class, subject only to the rights of creditors. Any underlying assets of a series or class are required to be segregated on the books of account of the trusts. These assets are to be used to pay the expenses of the series or class as well as a share of the general expenses of each relevant trust.

Meetings

     A majority of the Trustees of the Equity Opportunities Fund may call shareholder meetings at any time. Trustees shall call meetings upon the written request of shareholders holding at least ten percent of the outstanding shares having voting rights. Generally, the presence of holders of one-third of the outstanding shares, in person or by proxy, constitutes a quorum at a shareholder meeting.

     The Trustees or President of the Growth Fund may call shareholder meetings as necessary. To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any trustee shall be called by trustees upon written request by shareholders holding at least ten percent of the outstanding shares entitled to vote. Generally, one-third of the shares entitled to vote constitutes a quorum at a shareholder meeting.

Shareholder Liability

     Unlike the stockholders of a corporation, under certain circumstances shareholders of a business trust may be held personally liable for the debts, claims or other obligations of a business trust. However, the trust documents of both the Equity Opportunities Fund and the Growth Fund limit shareholder liability.

     The Equity Opportunities Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability whatsoever in connection with trust property or for the acts, obligations or affairs of the trust. The trust will indemnify shareholders for all claims and liabilities to which they become subject by reason of being a shareholder.

     The Growth Fund's Declaration of Trust specifies that a shareholder shall be indemnified for claims relating to the shareholder's status as a shareholder, and not because of the shareholder's acts or omissions. Such indemnification will come out of the assets of the class of shares held by the shareholder from which the claim arose.

Liability of Trustees

     Each Declaration of Trust provides that trustees will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. Under the Declaration of Trust of the Equity Opportunities Fund, a trustee will not be personally liable in connection with trust property, the affairs of the trust or the actions of the trustee, unless the trustee acted in bad faith or with willful misfeasance, gross negligence or reckless disregard of the trustee's duties. The trust may purchase insurance for trustees to cover potential liabilities and will generally indemnify a trustee against such claims. The trust may also advance payments to a trustee in connection with indemnification.

     Under the Declaration of Trust of the Growth Fund, the trust will indemnify a trustee against liabilities, unless the trustee is liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the trustee's duties. The trust may purchase insurance for a trustee to provide indemnification and also may advance money to the trustee for the expenses of proceedings.

Voting Requirements

     Each shareholder of the Equity Opportunities Fund is entitled to vote on any matter required to be submitted to shareholders. Shareholders are entitled to one vote for each whole share held and a fractional portion of one vote for each fractional share held.

     Each shareholder of the Growth Fund shall be entitled to one vote for each dollar of net asset value (determined as of the applicable record date) of each share owned by the shareholder (the number of shares owned times net asset value per share) on any matter on which such shareholder is entitled to vote. Each fractional dollar amount shall be entitled to a proportionate fractional vote.

Liquidation or Dissolution

     In the event of the liquidation or dissolution of either fund, the Trustees shall distribute the assets of the trust to the shareholders, according to their respective rights, after accounting for the liabilities of the trust.

                                  FISCAL YEAR

     The Equity Opportunities Fund operates on a fiscal year which ends April
30. The Growth Fund operates on a fiscal year which ends September 30.

                    MANAGEMENT AND OTHER SERVICE PROVIDERS

     Responsibility for the overall supervision of the Equity Opportunities Fund rests with the Phoenix Strategic Equity Series Fund's Board of Trustees. Responsibility for the overall supervision of the Growth Fund rests with the Phoenix-Seneca Fund's Board of Trustees. Phoenix Investment Counsel serves as investment adviser to both funds. Seneca Capital Management serves as investment subadviser to both funds.

     Investment and trading decisions for each fund are made by a team of managers and analysts. The team leaders for each fund are primarily responsible for the day-to-day decisions related to that fund. The team leader of any one fund may be on another fund team. The team leaders for the Equity Opportunities Fund are Gail P. Seneca, Richard D. Little and Ronald K. Jacks. The team leaders for the Growth Fund are Gail P. Seneca and Richard D. Little.


     Ms. Seneca has been the Chief Executive and Investment Officer of Seneca, or its predecessor firm GMG/Seneca Capital Management L.P., since November 1989. From October 1987 until October 1989, she was Senior Vice President of the Asset Management Division of Wells Fargo Bank. From October 1983 to September 1987, she was Investment Strategist and Portfolio Manager for Chase Lincoln Bank, heading the fixed income division.


     Mr. Little has been Director of Equities with Seneca or GMG/Seneca since December 1989. Before he joined GMG/
Seneca, Mr. Little held positions as an analyst, board member, and regional manager with Smith Barney, NatWest Securities, and Montgomery Securities.

     Mr. Jacks was Secretary of the Phoenix-Seneca Funds from February 1996 through February 1998. Mr. Jacks was a Trustee of Seneca Funds from February 1996 through June 1997. Mr. Jacks has been a Portfolio Manager with Seneca or GMG/Seneca since July 1990.

     Phoenix Equity Planning Corporation serves as administrative agent of the Equity Opportunities Fund and the Growth Fund and, as such, performs administrative, bookkeeping and pricing functions. Phoenix Equity Planning Corporation also acts as transfer agent for the Equity Opportunities Fund and the Growth Fund.

     State Street Bank and Trust Company serves as custodian of each fund.

     PricewaterhouseCoopers LLP serve as independent accountants for both the Equity Opportunities Fund and the Growth Fund.

                              VOTING INFORMATION

Quorum and Voting Requirements

     This Prospectus/Proxy Statement is being furnished to the shareholders of the Growth Fund in connection with the solicitation by the Board of Trustees of Phoenix-Seneca Funds of proxies to be used at the meeting.


     Shareholders of record of the Growth Fund at the close of business on February 28, 2000 will be entitled to vote at the meeting or at any adjournments thereof. As of the record date, there were 1,860,408.939, 1,978,763.007, 432,123.366 and 361,192.631 issued and outstanding Class X,
Class A, Class B and Class C shares, respectively, of the Growth Fund. Shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date) of each share owned by such shareholder (number of shares owned times net asset value per share) and each fractional dollar amount shall be entitled to a proportionate fractional vote. Shareholders of the Growth Fund will vote together as a single class on the reorganization proposal. The holders of thirty-three and one-third percent (33-1/3%) of the shares entitled to vote shall constitute a quorum for the meeting. A quorum being present, the approval of the reorganization proposal requires the vote of a majority of the shares entitled to vote of the Growth Fund. For purposes of determining the presence of a quorum for transacting business at the meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted. For this reason, abstentions and broker non- votes will assist the Growth Fund in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposal.


     If either (a) a quorum is not present at the meeting or (b) a quorum is present but sufficient votes in favor of the reorganization proposal have not been obtained, then the persons named as proxies may propose one or more adjournments of the meeting without further notice to shareholders to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders. The persons named as proxies will vote those proxies that such persons are required to vote FOR the reorganization proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the reorganization proposal against such adjournment.


     The meeting may be adjourned from time to time by the vote of a majority of the shares represented at the meeting, whether or not a quorum is present. If the meeting is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken, unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty (60) days from the date set for the original meeting, in which case the Trustees shall set a new record date. Notice of any such adjourned meeting shall be given to each Shareholder of record entitled to vote at the adjourned meeting in accordance with the provisions of the By-Laws of Phoenix-Seneca Funds. At any adjourned meeting, the Trust may transact any business which might have been transacted at the original meeting.

     The individuals named as proxies on the enclosed proxy card will vote in accordance with the shareholder's direction, as indicated thereon, if the proxy card is received and is properly executed. If the shareholder properly executes a proxy and gives no voting instructions with respect to the reorganization proposal, the shares will be voted in favor of the reorganization proposal. The proxies, in their discretion, may vote upon such other matters as may properly come before the meeting. The Board of Trustees of the Trust is not aware of any other matters to come before the meeting.

     Approval of the reorganization proposal by the shareholders of the Growth Fund is a condition of the consummation of the reorganization. If the reorganization is not approved, the Growth Fund will continue as a series of the Trust and the Board of Trustees of the Trust may consider other alternatives in the best interests of the shareholders of the Growth Fund.

Revocation of Proxies

     Any shareholder who has given a proxy has the right to revoke the proxy any time prior to its exercise

   o by written notice of the proxy's revocation to the Secretary of the Trust at the above address prior to the meeting;

   o by the subsequent execution and return of another proxy prior to the meeting;

   o  by submitting a subsequent telephone vote; or

   o by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

No Appraisal Rights

     The staff of the SEC has taken the position that any rights to appraisal arising under state law are preempted by the provisions of the 1940 Act and Rule 22c-1 thereunder, which generally requires that shares of a registered open-end investment company be valued at their next determined net asset value.

Solicitation of Proxies

     In addition to solicitation of proxies by mail, officers of the Trust and officers and regular employees of Phoenix Investment Counsel, affiliates of Phoenix Investment Counsel, or other representatives of the Trust may also solicit proxies by telephone or telegram or in person. The Trust may also use a proxy solicitation firm to assist with the mailing and tabulation effort and any special, personal solicitation of proxies.

     Shareholders of the Growth Fund may be asked by the proxy solicitor's representatives to cast their votes by authorizing the execution of a proxy by telephone. Shareholders will either be contacted by a representative of the proxy solicitor using information derived from a shareholder list provided by the Trust or shareholders may be sent a written communication or left a telephone message asking the shareholder to telephone the solicitor at a designated toll-free number. In all such cases, the representative of the solicitor will ask for the shareholder's full name and address, the last four digits of the shareholder's social security number or employer identification number, the person's title (in the case of a corporate shareholder) and confirmation that the person is authorized to direct the voting of the shares. The shareholder will be asked to confirm that the Prospectus/Proxy Statement and proxy form have been received. If answered in the affirmative, the solicitor representative will advise the shareholder that the shareholder may authorize the execution of a proxy over the telephone and ask the shareholder if the shareholder desires to authorize the execution of a proxy at that time. Telephone conversations will be recorded. If the shareholder chooses to proceed, the representative of the solicitor will then ask the shareholder if the shareholder wishes to support the reorganization proposal. If answered in the affirmative, the solicitor will read the reorganization proposal to the shareholder and ask for such shareholder's voting instruction on the reorganization proposal.

     Although the representative of the solicitor will assist with any questions, the answers to which are contained in the Proxy Statement, the representative of the solicitor will not make recommendations on how to vote on the reorganization proposal. Finally, the representative of the solicitor will explain that the solicitor will execute a written proxy as the shareholder's agent in accordance with the shareholder's instructions and will forward the proxy to the Trust. Within 72 hours after each telephone call, the solicitor will send to each shareholder who used the telephone proxy voting method a written confirmation of the shareholder's instructions. The shareholder will be asked to contact the solicitor immediately if the shareholder's instructions have not been recorded properly.

     If a shareholder wishes to participate in the meeting, but does not wish to authorize the execution of a proxy by telephone, the shareholder may still submit the proxy form included with this Prospectus/Proxy Statement or attend the meeting in person.

     The costs of the meeting, such as the preparation and mailing of the notice, the Prospectus/Proxy Statement and the proxy, and the solicitation of proxies, including reimbursement to persons who forward proxy materials to their clients, and the expenses connected with the solicitation of these proxies in person, by telephone, or by telegraph, will be borne by Phoenix Investment Partners. The costs of any additional solicitation and of any adjourned session of the meeting will be borne by Phoenix Investment Partners. Phoenix Investment Partners will reimburse banks, brokers, and other persons holding Growth Fund shares registered in their names or in the names of their nominees, for their expenses incurred in sending proxy material to and obtaining proxies from the beneficial owners of such Growth Fund shares. D.F. King, a proxy solicitation firm, has been engaged by Phoenix Investment Partners, to act as solicitor and will receive fees estimated at $8,000, plus reimbursement of out-of-pocket expenses.

Ownership of Voting Securities


     Based on holdings and total shares outstanding as of February 10, 2000, the Trustees and officers of the Trust owned as a group less than 1% of the outstanding voting securities of the Growth Fund. If the reorganization were consummated as of February 10, 2000, the Trustees and officers of the Trust would own less than 1% of the outstanding voting securities of the combined Equity Opportunities Fund based on their holdings and total shares outstanding as of February 10, 2000.

     The following table contains information about all persons who own beneficially or of record 5% or more of the outstanding shares of the Growth Fund, Equity Opportunities Fund, or the combined Equity Opportunities Fund assuming consummation of the reorganization, based on holdings and total shares outstanding as of February 28, 2000.



                                             Percent of                                 Percent of
                                               Growth          Percent of Equity     Combined Equity
                                             Fund/Class          Opportunities        Opportunities
Name and Address of Shareholder                Owned            Fund/Class Owned     Fund/Class Owned
-------------------------------------   -------------------   -------------------   -----------------
Bank of New York Custodian FBO Amer.
Fed. Of Mus. & Employer Pen. Fund
Amivest Corp. Dis. Inv. Mgr.
1 Wall Street, Floor 2
New York, NY 01005-2501                 25.42% of Class A     None                  3.90% of Class A

                                                 Percent of                                 Percent of
                                                   Growth          Percent of Equity      Combined Equity
                                                 Fund/Class          Opportunities         Opportunities
Name and Address of Shareholder                    Owned            Fund/Class Owned     Fund/Class Owned
-----------------------------------------   -------------------   -------------------   ------------------
Bank of New York Custodian Annuity
Fund of Local One IATSE Amivest Corp.
Discretionary Investment Mgr. 717 Master
Tr/Cust Dept.
1 Wall Street, Floor 2
New York, NY 01005-2501                     7.05% of Class A      None                  1.08% of Class A

NFSC FEBO Amalg. Bank of NY Cust
UFCW LCL 50 Pension Plan
Amivest Corp. Disc. Invt. Mngr.
11015 Union Square
New York, NY 10459-3792                     5.05% of Class A      None                  0.77% of Class A

MLPF&S for the Sole Benefit of
its Customers
Attn: Fund Administration
4800 Deer Lake Drive E., 3rd Fl.
Jacksonville, FL 32246-6484                 14.58% of Class B     8.87% of Class B      13.74% of Class B

MLPF&S for the Sole Benefit of
its Customers
Attn: Fund Administration
4800 Deer Lake Drive E., 3rd Fl.
Jacksonville, FL 32246-6484                 9.45% of Class C      N/A                   9.45% of Class C

Robert A. Swanson TTEE
Robert A. Swanson Charitable
Remainder Trust
C/o K&E Management Ltd
400 S. El Camino Real Ste. 1289
San Mateo, CA 94104-4122                    10.11% of Class X     N/A                   10.11% of Class X

Charles Schwab & Co., Inc.
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122                6.22% of Class X      N/A                   6.22% of Class X

Phoenix Investment Counsel
100 Bright Meadow Blvd.
Enfield, CT 05082-1957                      None                  7.99% of Class B      2.15% of Class B


     THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES OF THE TRUST, RECOMMEND YOU APPROVE THE PLAN OF REORGANIZATION.

     WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE FILL IN, DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF IT IS MAILED IN THE UNITED STATES.

                    ADDITIONAL INFORMATION ABOUT THE FUNDS


     Additional information about the Equity Opportunities Fund and the Acquiring Trust is included in the Equity Opportunities Fund's Prospectus accompanying this document and is incorporated by reference herein. Further information about the Equity Opportunities Fund and the Acquiring Trust is included in the Statement of Additional Information for the Equity Opportunities Fund, dated August 27, 1999, which has been filed with the SEC and is incorporated by reference herein. A copy of the Equity Opportunities Fund's Statement of Additional Information may be obtained without charge by contacting Phoenix Equity Planning Corporation at 100 Bright Meadow Boulevard, Post Office Box 2200, Enfield, Connecticut 06083-2200, or by telephoning Phoenix Equity Planning Corporation toll-free at 1-800-243-4361.


     Additional information about the Growth Fund is included in the current Prospectus of the Growth Fund dated January 28, 2000. A copy of the Growth Fund's Prospectus has been filed with the SEC, and is incorporated by reference herein. Further information about the Growth Fund is included in the Statement of Additional Information for the Growth Fund dated January 28, 2000, which also has been filed with the SEC and is incorporated by reference herein. A copy of the Growth Fund's Prospectus and Statement of Additional Information may be obtained without charge by contacting Phoenix Equity Planning Corporation at 100 Bright Meadow Boulevard, Post Office Box 2200, Enfield, Connecticut 06083-2200, or by telephoning Phoenix Equity Planning Corporation toll-free at 1-800-243-4361.

                                 MISCELLANEOUS

Available Information

     The Acquiring Trust and the Trust are each registered under the 1940 Act and are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and, in accordance therewith, files reports, proxy materials, and other information with the SEC. Such reports, proxy materials, and other information can be inspected at the Securities and Exchange Commission at Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 as well as at the following regional offices: New York Regional Office, 75 Park Place, Room 1228, New York, NY 10007; and Chicago Regional Office, Northwestern Atrium Center, 500 Madison Street, Suite 1400, Chicago, IL 60661. Copies of such material also can be obtained from the Public Relations Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The SEC maintains a Web Site (http://www.sec.gov) that contains this Prospectus, Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

Management's Discussion of the Equity Opportunities Fund's Performance for the Year Ended April 30, 1999

     The Equity Opportunities Fund seeks long-term capital appreciation by investing primarily in stocks of dynamic, rapidly growing companies and focusing on strong relative earnings growth. The Equity Opportunities Fund may invest in smaller capitalization companies, and investors should note that small-company investing involves added risks, including greater price volatility, less liquidity and increased competitive threat.

     For the 12 months ended April 30, 1999, Class A shares of the Equity Opportunities Fund returned 17.08% and Class B shares returned 16.18%, far surpassing the negative (3.77)% return of the Equity Opportunities Fund's benchmark, the Russell 2000 Growth Index. All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

     This has been an extremely volatile time for the market, spurred by the recent global liquidity crises. It has also been a market with very narrow leadership. A few of the very largest growth stocks have been responsible for virtually all of the market's gains. Issue selection has been critical. The Equity Opportunities Fund benefited from good stock pick-ing and the largest holdings generally performed well. Companies that reported strong earnings were rewarded, while those that missed their forecasted earnings estimates by even the smallest amount were severely punished.

     It seems the ".com" craze has reached new heights. As of April 30, 1999, the market capitalization of America Online exceeded that of IBM. The value of Priceline.com, which sells airline tickets online, was higher than the market valuation of most U.S. airlines. eBay, an online auctioneer with a three-year history, was worth 11 times the value of 250-year-old Sothebey's. The Equity Opportunities Fund's portfolio management team does not know of a valuation metric or analytic framework, which can explain these outcomes.

     The Equity Opportunities Fund's portfolio management team expects the Internet bubble will deflate as the exciting promise of this technology gives way to the more sober reality of managing profitable businesses. Only time will distinguish the few genuine contenders in this highly competitive field. Non-speculative Internet investing is possible. MCI WorldCom, Cisco and many others are going concerns with major Internet involvement.

     The recent market turbulence will probably plague investors throughout 1999. Periods of euphoria are likely to alternate with periods of despair. The Equity Opportunities Fund's portfolio management team believes that investors who persevere will be rewarded with solid returns, but not the stellar returns of the past few years. Overall earnings growth is modest, valuations cannot rise sharply from their already lofty levels, and stock prices currently reflect very optimistic growth expectations. Fortunately, there are many opportunities that have not yet been fully exploited.

Phoenix-Seneca Equity Opportunities Fund

Average Annual Total Returns(1)          Periods Ending 4/30/99

                                                                         Inception     Inception
                                   1 Year      5 Years     10 Years     to 4/30/99       Dates
                                 ----------   ---------   ----------   ------------   ----------
Class A Shares at NAV(2)             17.08%     16.62%       13.33%          --              --
Class A Shares at POP(3)             11.52      15.49        12.78           --              --
Class B Shares at NAV(2)             16.18         --           --         16.57%       7/19/94
Class B Shares with CDSC(4)          12.34         --           --         16.34        7/19/94
Russell 2000 Growth Index(5)         (3.77)     12.62        10.96         14.29        7/19/94

----------------

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.

(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for Class B shares decline from 5% to 0% over a five year period.

(5) The Russell 2000 Growth Index is a measure of small-capitalization growth-oriented stock total return performance. The index's performance does not reflect sales charges.

     All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Growth of $10,000
Periods Ending 4/30

           Phoenix Equity
           Opportunities       Russell 2000
          Fund Class A(1)     Growth Index(2)
         -----------------   ----------------
1989         $ 9,525.00          $10,000.00
1990         $10,204.33          $10,064.42
1991         $11,445.07          $11,351.92
1992         $12,623.50          $12,875.14
1993         $14,706.64          $13,634.65
1994         $15,440.08          $15,616.56
1995         $16,855.16          $16,979.94
1996         $22,393.87          $23,662.09
1997         $19,663.45          $20,457.24
1998         $28,444.92          $29,397.14
1999         $33,304.73          $28,287.82

     This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/89 in Class A shares and reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

Sector Weightings as of 4/30/99

     As a percentage of equity holdings:

  Technology                 30%
  Financials                 16
  Consumer Cyclicals         12
  Capital Goods              11
  Consumer Staples           10
  Communication Services      6
  Health Care                 5
  Other                      10

----------------

(1) This chart illustrates POP returns on Class A Shares for ten years. Returns on Class B Shares will vary due to differing sales charges.

(2) The Russell 2000 Growth Index is a measure of small-capitalization growth-oriented stock total return performance. The index's performance does not reflect sales charges.

Phoenix-Seneca Equity Opportunities Fund

TEN LARGEST HOLDINGS AT APRIL 30, 1999 (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1.   Microsoft Corp.                                                              4.8%
      WORLD'S LEADING COMPUTER SOFTWARE COMPANY
 2.   Mellon Bank Corp.                                                            4.2%
      LARGE REGIONAL BANK
 3.   Motorola, Inc.                                                               4.0%
      GLOBAL PROVIDER OF INTEGRATED COMMUNICATIONS PRODUCTS
 4.   Citigroup, Inc.                                                              3.9%
      DIVERSIFIED FINANCIAL SERVICES HOLDING COMPANY
 5.   Morgan Stanley Dean Witter & Co.                                             3.9%
      PROVIDES A BROAD RANGE OF CREDIT AND INVESTMENT PRODUCTS TO INDIVIDUALS
 6.   Sun Microsystems, Inc.                                                       3.6%
      SUPPLIER OF ENTERPRISE NETWORK COMPUTING PRODUCTS
 7.   General Electric Co.                                                         3.6%
      DIVERSIFIED MANUFACTURING AND FINANCIAL SERVICES PROVIDER
 8.   International Business Machines Corp.                                        3.5%
      PROVIDES ADVANCED INFORMATION TECHNOLOGIES
 9.   Bristol-Myers Squibb Co.                                                     3.4%
      COMPREHENSIVE HEALTH-CARE COMPANY
10.   Lucent Technologies, Inc.                                                    3.4%
      LEADING SUPPLIER OF TELECOMMUNICATIONS EQUIPMENT

Legal Matters

     Certain legal matters in connection with the issuance of the shares of the Equity Opportunities Fund will be passed upon by Goodwin, Procter & Hoar LLP.

Additional Financial Information

     The table set forth below presents certain financial information for the Equity Opportunities Fund. The financial highlights for the year ended April 30, 1999 are derived from the Equity Opportunities Fund's audited financial statements for the year ended April 30, 1999. The data should be read in conjunction with the audited financial statements and related notes, which are included in the Statement of Additional Information related to this Prospectus/Proxy Statement. The financial highlights for the six months ended October 31, 1999 are unaudited. The financial highlights for the Equity Opportunities Fund for prior periods are contained in the Equity Opportunities Fund's Prospectus, and the financial statements for the Equity Opportunities Fund for prior periods are contained in the Acquiring Trust's Annual Report to Shareholders which are included in the Statement of Additional Information related to this Prospectus Proxy/Statement.

EQUITY OPPORTUNITIES FUND
Financial Highlights
(Selected data for Shares outstanding throughout the indicated Period)

                                                      Year Ended April 30, 1999
                                                 ------------------------------------
                                                      Class A             Class B
                                                 -----------------   ----------------
Net asset value, beginning of period                 $   8.04           $   7.80
Income from investment operations
 Net investment income (loss)                           (0.02)(2)          (0.08)(2)
 Net realized and unrealized gain (loss)                 1.33               1.28
                                                     ----------         --------
  Total from investment operations                       1.31               1.20
                                                     ----------         --------
Less distributions
 Dividends from net investment income                      --                 --
 Dividends from net realized gains                      (0.63)             (0.63)
 In excess of accumulated net realized gains               --                 --
                                                     ----------         --------
  Total distributions                                   (0.63)             (0.63)
                                                     ----------         --------
Change in net asset value                                0.68               0.57
                                                     ----------         --------
Net asset value, end of period                       $   8.72           $   8.37
                                                     ==========         ========
Total return(1)                                         17.08%             16.18%
Ratios/supplemental data:
 Net assets, end of period (thousands)               $201,789           $  2,677
Ratio to average net assets of:
 Expenses                                                1.24%(3)           1.99%(3)
 Net investment income (loss)                           (0.21)%            (0.97)%
Portfolio turnover rate                                   143%               143%

----------------

(1) Maximum sales charge is not reflected in total return calculation.

(2) Computed using average shares outstanding.

(3) For the year ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                                               Six Months Ended October 31, 1999
                                                          (Unaudited)
                                             --------------------------------------
                                                  Class A              Class B
                                             -----------------   ------------------
Net asset value, beginning of period            $    8.72           $    8.37
Income from investment operations(5)
 Net investment income (loss)                       (0.01)(4)          ( 0.05)(4)
 Net realized and unrealized gain (loss)             1.21                1.17
                                                -----------         ---------
  Total from investment operations                   1.20                1.12
                                                -----------         ---------
Less distributions
 Dividends from net investment income                  --                  --
 Dividends from net realized gains                  (0.36)             ( 0.36)
 In excess of net investment income                    --                  --
 Tax return of capital                                 --                  --
  Total distributions                               (0.36)             ( 0.36)
Change in net asset value                            0.84                0.76
                                                -----------         ---------
Net asset value, end of period                  $    9.56           $    9.13
                                                ===========         =========
Total return(1)                                     14.20%(3)           13.84%(3)
Ratios/supplemental data:
 Net assets, end of period (thousands)          $ 220,832           $   3,083
Ratio to average net assets of:
 Operating expenses                                  1.23%(2)            1.98%(2)
 Net investment income (loss)                       (0.32)%(2)         ( 1.06)%(2)
Portfolio turnover                                     67%(3)              67%(3)

----------------

(1) Maximum sales charge is not reflected in total return calculation.

(2) Annualized.

(3) Not annualized.

(4) Computed using average shares outstanding.

(5) For the year ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                                OTHER BUSINESS

     The Board of Trustees of the Trust knows of no business to be brought before the meeting other than the matters set forth in this Prospectus/Proxy Statement. Should any other matter requiring a vote of Growth Fund's shareholders arise, however, the proxies will vote thereon according to their best judgment in the interests of the Growth Fund and the shareholders of the Growth Fund.

                                  APPENDIX A

                     AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 17th day of November, 1999, by and between PHOENIX STRATEGIC EQUITY SERIES FUND (the "Strategic Equity Series Trust"), a Massachusetts business trust with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix Equity Opportunities Fund, a portfolio series thereof (the "Acquiring Fund") and THE PHOENIX-SENECA FUNDS (the "Phoenix-Seneca Trust"), a Delaware business trust with its principal place of business at 909 Montgomery Street, San Francisco, California 94133, on behalf of the Phoenix-Seneca Growth Fund, a portfolio series thereof (the "Acquired Fund").

     All references in this Agreement to action taken by the Acquiring Fund or the Acquired Fund shall be deemed to refer to action taken by the Strategic Equity Series Trust or the Phoenix-Seneca Trust, on behalf of the respective portfolio series.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer by the Acquired Fund of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund, in exchange solely for Class A, Class B, Class C and Class X shares of beneficial interest in the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Strategic Equity Series Trust and the Phoenix-Seneca Trust are each open-end, registered investment companies of the management type;

     WHEREAS, the Board of Trustees of the Strategic Equity Series Trust has determined that the exchange of all or substantially all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Board of Trustees of the Phoenix-Seneca Trust has determined that the exchange of all or substantially all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. THE TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL THE LIABILITIES OF THE ACQUIRED FUND AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all or substantially all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired

Fund the number of full and fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in Article 2 and (ii) to assume all the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable which are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Acquired Fund, prepared by Phoenix Equity Planning Corporation, in its capacity as financial agent for the Acquired Fund as of the Valuation Date (as defined in paragraph 2.1) in accordance with generally accepted accounting principles consistently applied from the prior audited period.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute pro rata to the Acquired Fund's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares of the corresponding class due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

2. VALUATION

     2.1 The value of the Acquired Fund's net assets to be acquired by the Acquiring Fund hereunder and the net asset value of Acquiring Fund Shares of each class shall be computed as of immediately after the close of business of the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the ("Valuation Date")), using the valuation procedures set forth in the Acquiring Fund's Declaration of Trust and then-current prospectus or statement of additional information.

     2.2 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets and the assumption of liabilities shall be determined by dividing the value of the net assets of the Acquired Fund attributable to each class of shares of the Acquired Fund by the net asset value of an Acquiring Fund Share of the corresponding class.

3. CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be the next Friday that is a full business day following satisfaction (or waiver as provided herein) of all of the conditions set forth in Articles 6, 7, and 8 of this Agreement (other than those conditions which may by their terms be satisfied only at the Closing), or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. New York Time. The Closing shall be held at the offices of Phoenix Investment Counsel, Inc. ("PIC"), 56 Prospect Street, Hartford, Connecticut 06115-0480, or at such other time and/or place as the parties may agree.

     3.2 The Phoenix-Seneca Trust shall cause Phoenix Equity Planning Corporation (the "Transfer Agent"), transfer agent of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Phoenix-Seneca Trust or provide evidence satisfactory to the Phoenix-Seneca Trust that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1 The Phoenix-Seneca Trust represents and warrants to the Strategic Equity Series Trust as follows:

     (a) The Phoenix-Seneca Trust is a voluntary association with transferable shares of the type commonly referred to as a Delaware business trust duly organized and validly existing under the laws of the State of Delaware.

     (b) The Phoenix-Seneca Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the
   "Commission"), as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the registration of its shares under the Securities Act of 1933, as amended (the "1933 Act"), are in full force and effect.

     (c) The Phoenix-Seneca Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking relating to the Acquired Fund.

     (d) The Acquired Fund has no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Acquired Fund prior to the Closing Date.

     (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     (f) The Statement of Assets and Liabilities of the Acquired Fund at September 30, 1998 has been audited by PricewaterhouseCoopers, LLP, independent accountants, and is in accordance with generally accepted accounting principles consistently applied and such statement (copies of which have been furnished to Strategic Equity Series Trust,) fairly reflects the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

     (g) Since September 30, 1998, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (g), a decline in net asset value per share of the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change.

     (h) All Federal and other tax returns and reports of the Acquired Fund required by law to have been filed have been filed and are correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (i) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such.

     (j) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares (except for the conversion feature of the Class B shares into Class A shares as described in the current prospectus of the Acquired Fund).

     (k) The execution, delivery and performance of this Agreement has been duly authorized prior to the Closing Date by all necessary action on the part of the Board of Trustees of the Phoenix-Seneca Trust, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Phoenix-Seneca Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights, and to general equity principles.

   4.2 The Strategic Equity Series Trust represents and warrants to the Phoenix-Seneca Trust as follows:

     (a) The Strategic Equity Series Trust is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

     (b) The Strategic Equity Series Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission, as an investment company under the 1940 Act, and the registration of its shares under the 1933 Act are in full force and effect.

     (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     (d) The Strategic Equity Series Trust is not, and the execution, delivery and performance of this Agreement will not result in a material violation of the Acquiring Fund's Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking relating to the Acquiring Fund.

     (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated.

     (f) The Statement of Assets and Liabilities of the Acquiring Fund at April 30, 1999, has been audited by PricewaterhouseCoopers, LLP, independent accountants and is in accordance with generally accepted accounting principles consistently applied and such statement (copies of which have been furnished to the Phoenix-Seneca Trust), fairly reflects the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

     (g) Since April 30, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (g), a decline in net asset value per share of the Acquiring Fund Shares, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders, shall not constitute a material adverse change.

     (h) All Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed have been filed and are correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such.

     (j) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund (recognizing that, under Massachusetts law, Acquiring Fund shareholders could under certain circumstances be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares (except for the conversion feature of the Class B shares into Class A shares as described in the current prospectus of the Acquiring Fund).

     (k) The execution, delivery and performance of this Agreement has been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Strategic Equity Series Trust and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights, and to general equity principles.

     (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement at the Closing Date have been duly authorized.

5. COVENANTS OF THE ACQUIRING FUND, AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, the dividends contemplated by Section 8.6 hereof, and any other distribution that may be advisable.

     5.2 The Phoenix-Seneca Trust will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 The Phoenix-Seneca Trust will provide the Acquiring Fund with information reasonably necessary for the preparation of a registration statement on Form N-14 of the Strategic Equity Series Trust (the "Registration Statement"), such Registration Statement to consist of, without limitation, a prospectus (the "Prospectus") that includes a proxy statement of the Acquired Fund (the "Proxy Statement").

     5.7 The Strategic Equity Series Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state blue sky or securities laws as may be necessary in order to continue the operations of the Acquiring Fund after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Phoenix-Seneca Trust to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Strategic Equity Series Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, to the following further conditions:

     6.1 All representations and warranties of the Strategic Equity Series Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2 The Strategic Equity Series Trust shall have delivered to the Phoenix-Seneca Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Phoenix-Seneca Trust, and dated as of the Closing Date, to the effect that the representations and warranties of the Strategic Equity Series Trust made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Phoenix-Seneca Trust shall reasonably request.

     6.3 The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders when so issued and delivered, shall be duly and validly issued, and shall be fully paid and non-assessable by the Acquiring Fund (recognizing that, under Massachusetts law, shareholders of the Acquiring Fund could under certain circumstances be held personally liable for its obligations);

     6.4 The Proxy Statement and Prospectus (only insofar as they relate to the Acquiring Fund), on the effective date of the Registration Statement and on the Closing Date, (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and the regulations thereunder and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statement herein in light of the circumstances under which such statements were made, not materially misleading.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Strategic Equity Series Trust to complete the transactions provided for herein shall be subject, at its election, to the performance by the Phoenix-Seneca Trust and the Acquired Fund of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following conditions:

     7.1 All representations and warranties of the Phoenix-Seneca Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     7.2 The Phoenix-Seneca Trust shall have delivered to the Strategic Equity Series Trust a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Fund; and

     7.3 The Phoenix-Seneca Trust shall have delivered to the Strategic Equity Series Trust on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Strategic Equity Series Trust, and dated as of the Closing Date, to the effect that the representations and warranties of the Phoenix-Seneca Trust made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Strategic Equity Series Trust shall reasonably request.

     7.4 The Acquired Fund shall have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder, and, upon delivery and payment for such assets.

     7.5 The Proxy Statement and Prospectus (other than information therein that relates to the Strategic Equity Series Trust or the Acquiring Fund), on the effective date of the Registration Statement and on the Closing Date (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, the 1940 Act and the regulations thereunder and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     The obligations of the Phoenix-Seneca Trust and the Strategic Equity Series Trust to consummate the transactions contemplated by this Agreement shall be subject, at their election (except as provided in paragraphs 8.1 and 8.5 below) to the following conditions:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the holders of the outstanding shares of beneficial interest in the Acquired Fund in accordance with the provisions of the Declaration of Trust and By-Laws of the Phoenix-Seneca Trust and certified copies of the resolutions evidencing such approval shall have been delivered to the Strategic Equity Series Trust. Notwithstanding anything herein to the contrary, neither the Strategic Equity Series Trust nor the Phoenix-Seneca Trust may waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Strategic Equity Series Trust or the Phoenix-Seneca Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent order or permit would not involve a risk of a material adverse effect on the assets or properties of the Strategic Equity Series Trust or the Phoenix-Seneca Trust.

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The parties shall have received an opinion from the law firm of Goodwin, Procter & Hoar LLP addressed to the Strategic Equity Series Trust and Phoenix-Seneca Trust substantially to the effect that the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by the law firm of Goodwin, Procter & Hoar LLP of representations it shall request of the Strategic Equity Series Trust and the Phoenix-Seneca Trust. Notwithstanding anything herein to the contrary, neither the Strategic Equity Series Trust nor the Phoenix-Seneca Trust may waive the condition set forth in this paragraph 8.5.

     8.6 At or immediately prior to the Closing, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund Shareholders all of such Acquired Fund's investment company taxable income for taxable years ending at or prior to the Closing and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).

9. BROKERAGE FEES AND EXPENSES

     9.1 The Strategic Equity Series Trust and the Phoenix-Seneca Trust each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 All of the expenses and costs of the Reorganization and the transactions contemplated thereby shall be borne by PIC.

10. ENTIRE AGREEMENT

     10.1 The Strategic Equity Series Trust and the Phoenix-Seneca Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11. TERMINATION

     This Agreement and the transactions contemplated hereby may be terminated and abandoned by either party by resolution of the party's Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Board, make proceeding with the Agreement inadvisable. In the event of any such termination, there shall be no liability for damages on the part of either the Strategic Equity Series Trust or the Phoenix-Seneca Trust, or their respective Trustees or officers, to the other party.

12. AMENDMENTS

     This agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Phoenix-Seneca Trust and the Strategic Equity Series Trust; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Phoenix-Seneca Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

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13. NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their principal place of business.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   14.2 This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 It is expressly agreed that the obligations of the Phoenix-Seneca Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Phoenix-Seneca Trust personally, but shall bind only the trust property of the Phoenix-Seneca Trust, as provided in the Declaration of Trust of the Phoenix-Seneca Trust. The execution and delivery by such officers of the Phoenix-Seneca Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in the Declaration of Trust of the Phoenix-Seneca Trust. The Phoenix-Seneca Trust is a series company with multiple series, and has entered into this Agreement on behalf of one such series, the Acquired Fund. With respect to any obligation of the Phoenix-Seneca Trust arising hereunder, the Strategic Equity Series Trust and the Acquiring Fund shall look for payment or satisfaction of such obligations solely to the assets and property of the Acquired Fund.

     14.6 It is expressly agreed that the obligations of the Strategic Equity Series Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Strategic Equity Series Trust personally, but shall bind only the trust property of the Strategic Equity Series Trust, as provided in the Declaration of Trust of the Strategic Equity Series Trust. The execution and delivery by such officers of the Strategic Equity Series Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Strategic Equity Series Trust as provided in the Declaration of Trust of the Strategic Equity Series Trust. The Strategic Equity Series Trust is a series company with multiple series, and has entered into this Agreement on behalf of one such series, the Acquiring Fund. With respect to any obligation of the Strategic Equity Series Trust arising hereunder, the Phoenix-Seneca Trust and the Acquired Fund shall look for payment or satisfaction of such obligations solely to the assets and property of the Acquiring Fund.

     14.7 Subject to the foregoing limitations on liability, the Acquiring Fund agrees to indemnify and hold harmless the Trustees of the Phoenix-Seneca Trust who are not "interested persons" of the adviser or distributor of the Acquired Fund (the "Independent Trustees") from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses and liabilities of any sort or kind (collectively "Liability") which may be asserted against them or for which

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

the Independent Trustees may become liable arising out of or attributable to the transactions contemplated by this Agreement, provided that any Independent Trustee seeking the benefit of this indemnification shall not have materially contributed to the creation of such Liability by acting in a manner contrary to his or her fiduciary duties as a trustee under the 1940 Act.

     14.8 The sole remedy of a party hereto for a breach of any representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein as set forth in Paragraph 6.1 and 7.1.


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     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed hereto and attested by its Secretary or Assistant Secretary.

                                        PHOENIX STRATEGIC EQUITY SERIES FUND,
                                        on behalf of the Phoenix-Seneca Equity
Opportunities Fund

ATTEST:

/s/ G. Jeffrey Bohne                By: /s/ Philip R. McLoughlin
-------------------------------     -------------------------------
G. Jeffrey Bohne                        Name: Philip R. McLoughlin
Secretary                               Title: President

                                    THE PHOENIX-SENECA FUNDS, on behalf of the Phoenix-Seneca Growth Fund

ATTEST:

/s/ G. Thomas N. Steenburg          By: /s/ Gail P. Seneca
-------------------------------     -------------------------------
Thomas N. Steenburg                     Name: Gail P. Seneca
Secretary                               Title: President

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